UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07732

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2014

Date of reporting period: June 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global High Income Fund

Portfolio of Investments

June 30, 2013 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 59.6%
Industrial - 51.3%
Basic - 4.1%
Ainsworth Lumber Co., Ltd.
7.50%, 12/15/17 (a)(b)	U.S.$	528	$559,680
AK Steel Corp.
8.75%, 12/01/18 (a)(b)		868	913,570
Aleris International, Inc.
7.625%, 2/15/18		1,932	2,009,280
7.875%, 11/01/20		1,570	1,609,250
ArcelorMittal
6.75%, 2/25/22 (a)		2,500	2,562,500
Arch Coal, Inc.
7.00%, 6/15/19 (a)		693	576,923
7.25%, 6/15/21 (a)		1,156	936,360
Ashland, Inc.
4.75%, 8/15/22 (b)		501	495,990
Axiall Corp.
4.875%, 5/15/23 (b)		194	184,300
Calcipar SA
6.875%, 5/01/18 (b)		735	753,375
Celanese US Holdings LLC
6.625%, 10/15/18		408	431,460
Commercial Metals Co.
6.50%, 7/15/17		1,927	2,042,620
Consol Energy, Inc.
8.25%, 4/01/20		2,175	2,278,312
Eagle Spinco, Inc.
4.625%, 2/15/21 (b)		139	133,440
GrafTech International Ltd.
6.375%, 11/15/20 (b)		375	377,813
Huntsman International LLC
8.625%, 3/15/21 (a)		2,060	2,260,850
James River Coal Co.
7.875%, 4/01/19		251	111,695
JMC Steel Group, Inc.
8.25%, 3/15/18 (b)		856	836,740
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (b)		4,141	4,058,180
Molycorp, Inc.
10.00%, 6/01/20		434	420,980
Momentive Performance Materials, Inc.
8.875%, 10/15/20		1,888	1,972,960
11.50%, 12/01/16 (c)		490	374,850
NOVA Chemicals Corp.
8.625%, 11/01/19		1,426	1,563,252
Novelis, Inc./GA
8.75%, 12/15/20 (a)		3,098	3,322,605
Orion Engineered Carbons Bondco GmbH
9.625%, 6/15/18 (b)		848	917,960
Peabody Energy Corp.
6.00%, 11/15/18		626	627,565
6.25%, 11/15/21 (a)		1,499	1,446,535

	Principal Amount (000)		U.S. $ Value
PetroLogistics LP/PetroLogistics Finance Corp.
6.25%, 4/01/20 (b)	U.S.$	528	$517,440
Polypore International, Inc.
7.50%, 11/15/17 (a)		590	615,075
PQ Corp.
8.75%, 5/01/18 (b)		1,700	1,738,250
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (b)		1,211	1,241,275
8.25%, 1/15/21 (b)		400	400,000
Ryerson, Inc./Joseph T Ryerson & Son, Inc.
9.00%, 10/15/17 (b)		2,250	2,283,750
11.25%, 10/15/18 (b)		1,432	1,442,740
Smurfit Kappa Acquisitions
7.75%, 11/15/19 (b)	EUR	1,535	2,142,890
Steel Dynamics, Inc.
6.125%, 8/15/19 (b)	U.S.$	225	237,938
6.375%, 8/15/22 (b)		1,266	1,335,630
7.625%, 3/15/20		1,200	1,278,000
Thompson Creek Metals Co., Inc.
9.75%, 12/01/17		964	995,330
TPC Group, Inc.
8.75%, 12/15/20 (b)		2,767	2,829,257
United States Steel Corp.
6.65%, 6/01/37		1,137	957,923
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV
5.75%, 2/01/21 (b)	EUR	388	505,040
7.375%, 5/01/21 (b)	U.S.$	1,291	1,316,820
Verso Paper Holdings LLC/Verso Paper, Inc.
8.75%, 2/01/19 (a)		688	301,000

			53,917,403

Capital Goods - 6.2%
American Builders & Contractors Supply Co., Inc.
5.625%, 4/15/21 (b)		265	260,363
Ardagh Glass Finance PLC
8.75%, 2/01/20 (b)	EUR	860	1,141,807
Ardagh Packaging Finance PLC
7.375%, 10/15/17 (b)	U.S.$	230	245,525
9.25%, 10/15/20 (b)	EUR	427	582,205
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
4.875%, 11/15/22 (b)	U.S.$	273	255,255
5.00%, 11/15/22 (b)	EUR	492	611,593
7.375%, 10/15/17 (b)		1,500	2,045,218
B/E Aerospace, Inc.
6.875%, 10/01/20	U.S.$	1,236	1,334,880
BC Mountain LLC/BC Mountain Finance, Inc.
7.00%, 2/01/21 (b)		699	712,980

	Principal Amount (000)		U.S. $ Value
Berry Plastics Corp.
9.75%, 1/15/21	U.S.$	1,525	$1,723,250
Bombardier, Inc.
5.75%, 3/15/22 (b)		1,550	1,538,375
6.125%, 1/15/23 (b)		325	322,563
7.75%, 3/15/20 (b)		1,266	1,405,260
CNH America LLC
7.25%, 1/15/16		1,775	1,925,875
Crown European Holdings SA
7.125%, 8/15/18 (b)	EUR	305	420,823
GenCorp, Inc.
7.125%, 3/15/21 (b)	U.S.$	603	624,105
Graphic Packaging International, Inc.
7.875%, 10/01/18		899	970,920
Griffon Corp.
7.125%, 4/01/18		718	752,105
HD Supply, Inc.
7.50%, 7/15/20 (b)		950	961,875
10.50%, 1/15/21		3,445	3,565,575
11.50%, 7/15/20		1,297	1,504,520
HeidelbergCement Finance Luxembourg SA
8.50%, 10/31/19 (b)	EUR	1,330	2,122,922
Huntington Ingalls Industries, Inc.
6.875%, 3/15/18	U.S.$	640	684,000
7.125%, 3/15/21		632	679,400
KM Germany Holdings GmbH
8.75%, 12/15/20 (b)	EUR	228	304,492
KUKA AG
8.75%, 11/15/17 (b)		1,038	1,506,491
Lafarge SA
7.125%, 7/15/36	U.S.$	800	832,000
Manitowoc Co., Inc. (The)
8.50%, 11/01/20 (a)		2,168	2,363,120
Masco Corp.
5.95%, 3/15/22		640	672,000
6.125%, 10/03/16		1,825	1,971,000
Milacron LLC/Mcron Finance Corp.
7.75%, 2/15/21 (b)		794	792,015
Nortek, Inc.
8.50%, 4/15/21		1,924	2,058,680
OI European Group BV
6.75%, 9/15/20 (b)	EUR	1,000	1,439,182
Ply Gem Industries, Inc.
8.25%, 2/15/18	U.S.$	1,252	1,333,380
Polymer Group, Inc.
7.75%, 2/01/19		3,500	3,640,000
RBS Global, Inc./Rexnord LLC
8.50%, 5/01/18		1,900	2,018,750
Rexam PLC
6.75%, 6/29/67 (b)	EUR	2,020	2,695,066
Rexel SA
5.125%, 6/15/20 (b)		564	732,295
5.25%, 6/15/20 (b)	U.S.$	1,108	1,105,230
6.125%, 12/15/19 (b)		845	861,900

	Principal Amount (000)		U.S. $ Value
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.875%, 8/15/19	U.S.$	2,080	$2,267,200
8.50%, 5/15/18 (c)		1,800	1,854,000
9.00%, 4/15/19		1,153	1,190,473
9.875%, 8/15/19		1,762	1,885,340
RSI Home Products, Inc.
6.875%, 3/01/18 (b)		1,239	1,266,878
Sealed Air Corp.
6.50%, 12/01/20 (a)(b)		557	587,635
6.875%, 7/15/33 (b)		1,201	1,140,950
8.125%, 9/15/19 (b)		1,159	1,292,285
8.375%, 9/15/21 (b)		713	805,690
Sequa Corp.
7.00%, 12/15/17 (b)		858	849,420
Silver II Borrower/Silver II US Holdings LLC
7.75%, 12/15/20 (a)(b)		3,159	3,174,795
SRA International, Inc.
11.00%, 10/01/19		1,200	1,236,000
Summit Materials LLC/Summit Materials Finance Corp.
10.50%, 1/31/20 (b)		999	1,068,930
Terex Corp.
6.00%, 5/15/21		716	714,210
Textron Financial Corp.
6.00%, 2/15/67 (b)		575	500,250
TransDigm, Inc.
7.75%, 12/15/18		2,600	2,736,500
United Rentals North America, Inc.
8.25%, 2/01/21		650	711,750
8.375%, 9/15/20 (a)		2,587	2,800,427
10.25%, 11/15/19		2,400	2,688,000
USG Corp.
6.30%, 11/15/16		650	663,000
Wienerberger AG
6.50%, 2/09/17	EUR	1,100	1,297,282

			81,448,010

Communications - Media - 5.4%
Allbritton Communications Co.
8.00%, 5/15/18	U.S.$	2,955	3,139,687
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (b)	GBP	1,550	2,428,197
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 1/15/24	U.S.$	335	323,275
6.50%, 4/30/21		585	609,863
7.00%, 1/15/19		500	530,000
7.375%, 6/01/20		720	783,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21 (a)(b)		1,331	1,251,140
6.375%, 9/15/20 (b)		851	865,892
Clear Channel Communications, Inc.
7.25%, 10/15/27		671	461,313

	Principal Amount (000)		U.S. $ Value
9.00%, 12/15/19 (a)(b)	U.S.$	777	$753,690
9.00%, 3/01/21		1,166	1,107,700
10.75%, 8/01/16		1,360	1,179,800
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/22 (b)		2,115	2,175,675
Series A
7.625%, 3/15/20		300	309,000
Series B
7.625%, 3/15/20 (a)		1,600	1,656,000
Crown Media Holdings, Inc.
10.50%, 7/15/19		1,506	1,671,660
Cumulus Media Holdings, Inc.
7.75%, 5/01/19 (a)		929	908,097
Dex Media, Inc.
12.00%, 1/29/17 (d)		1,150	758,924
DigitalGlobe, Inc.
5.25%, 2/01/21 (b)		362	347,520
Griffey Intermediate, Inc./Griffey Finance Sub LLC
7.00%, 10/15/20 (b)		1,613	1,556,545
Hughes Satellite Systems Corp.
7.625%, 6/15/21		2,323	2,468,187
Intelsat Jackson Holdings SA
5.50%, 8/01/23 (b)		1,140	1,071,600
6.625%, 12/15/22 (b)		645	625,650
Intelsat Luxembourg SA
7.75%, 6/01/21 (b)		1,050	1,060,500
8.125%, 6/01/23 (b)		475	490,438
LIN Television Corp.
6.375%, 1/15/21		640	647,200
8.375%, 4/15/18		750	797,813
Local TV Finance LLC
9.25%, 6/15/15 (b)		1,286	1,287,858
Lynx II Corp.
7.00%, 4/15/23 (b)	GBP	439	664,359
McClatchy Co. (The)
9.00%, 12/15/22 (b)	U.S.$	1,098	1,147,410
New York Times Co. (The)
6.625%, 12/15/16		1,300	1,436,500
Nexstar Broadcasting, Inc.
6.875%, 11/15/20 (b)		663	682,890
Norcell 1B AB
12.40%, 12/01/19 (b)(d)	EUR	2,272	2,971,517
Numericable Finance & Co., SCA
12.375%, 2/15/19 (a)(b)		950	1,440,601
RR Donnelley & Sons Co.
7.25%, 5/15/18	U.S.$	1,998	2,067,930
Sinclair Television Group, Inc.
5.375%, 4/01/21		750	720,000
6.125%, 10/01/22		1,866	1,866,000
8.375%, 10/15/18 (a)		660	709,500
9.25%, 11/01/17 (b)		1,485	1,574,100
Sirius XM Radio, Inc.
8.75%, 4/01/15 (b)		2,000	2,200,000

	Principal Amount (000)		U.S. $ Value
Technicolor SA
5.75%, 9/25/15 (e)(f)	EUR	975	$635
Telenet Finance III Luxembourg SCA
6.625%, 2/15/21 (b)		2,200	2,924,482
Townsquare Radio LLC/Townsquare Radio, Inc.
9.00%, 4/01/19 (b)	U.S.$	3,634	3,870,210
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
7.50%, 3/15/19 (b)		487	512,568
7.50%, 3/15/19 (b)	EUR	537	742,253
Univision Communications, Inc.
6.75%, 9/15/22 (b)	U.S.$	2,959	3,106,950
6.875%, 5/15/19 (b)		800	840,000
8.50%, 5/15/21 (b)		1,815	1,928,437
UPC Holding BV
8.375%, 8/15/20 (b)	EUR	1,000	1,385,606
UPCB Finance III Ltd.
6.625%, 7/01/20 (b)	U.S.$	1,105	1,143,675
UPCB Finance V Ltd.
7.25%, 11/15/21 (b)		480	507,600
UPCB Finance VI Ltd.
6.875%, 1/15/22 (b)		620	641,700
Valassis Communications, Inc.
6.625%, 2/01/21		600	588,000
Virgin Media Finance PLC
8.375%, 10/15/19		2,300	2,495,500
XM Satellite Radio, Inc.
7.625%, 11/01/18 (b)		775	842,812

			70,277,459

Communications - Telecommunications - 3.1%
Cincinnati Bell, Inc.
8.25%, 10/15/17		1,250	1,303,125
8.375%, 10/15/20		223	229,133
Clearwire Communications LLC/Clearwire Finance, Inc.
12.00%, 12/01/15 (b)		1,220	1,296,250
Cricket Communications, Inc.
7.75%, 10/15/20		1,250	1,200,000
Crown Castle International Corp.
7.125%, 11/01/19		1,500	1,601,250
Data & Audio Visual Enterprises Wireless, Inc.
9.50%, 4/29/18 (g)	CAD	1,175	1,046,473
eAccess Ltd.
8.25%, 4/01/18 (b)	U.S.$	1,626	1,786,567
Eircom Finance Ltd.
9.25%, 5/15/20 (b)	EUR	545	656,194
Frontier Communications Corp.
7.625%, 4/15/24	U.S.$	450	451,125
9.00%, 8/15/31		1,000	990,000
InterXion Holding NV
6.00%, 7/15/20 (b)	EUR	201	259,015

	Principal Amount (000)		U.S. $ Value
Level 3 Communications, Inc.
8.875%, 6/01/19	U.S.$	781	$812,240
Level 3 Financing, Inc.
7.00%, 6/01/20		1,930	1,925,175
8.625%, 7/15/20		923	982,995
MetroPCS Wireless, Inc.
6.625%, 11/15/20		1,350	1,400,625
7.875%, 9/01/18		1,300	1,384,500
Mobile Challenger Intermediate Group SA
8.75%, 3/15/19 (b)(d)	CHF	450	462,125
8.75%, 3/15/19 (b)(d)	EUR	400	504,218
PAETEC Holding Corp.
9.875%, 12/01/18	U.S.$	1,480	1,635,400
Portugal Telecom International Finance BV
5.625%, 2/08/16 (b)	EUR	2,000	2,720,448
SBA Telecommunications, Inc.
5.75%, 7/15/20 (b)	U.S.$	626	627,565
Sprint Capital Corp.
6.875%, 11/15/28		200	192,000
Sprint Nextel Corp.
6.00%, 11/15/22		1,350	1,323,000
Sunrise Communications Holdings SA
8.50%, 12/31/18 (b)	EUR	1,400	1,922,537
tw telecom holdings, Inc.
8.00%, 3/01/18	U.S.$	2,376	2,518,560
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.125%, 9/01/20 (b)		1,084	1,121,940
Wind Acquisition Finance SA
11.75%, 7/15/17 (b)		4,515	4,695,600
Windstream Corp.
6.375%, 8/01/23		840	785,400
7.50%, 4/01/23		675	685,125
7.75%, 10/01/21 (a)		1,715	1,775,025
8.125%, 8/01/13		1,558	1,561,895
8.125%, 9/01/18 (a)		610	649,650

			40,505,155

Consumer Cyclical - Automotive - 2.0%
Accuride Corp.
9.50%, 8/01/18 (a)		1,386	1,410,255
Affinia Group, Inc.
7.75%, 5/01/21 (b)		2,067	2,082,503
Allison Transmission, Inc.
7.125%, 5/15/19 (b)		2,039	2,156,243
Commercial Vehicle Group, Inc.
7.875%, 4/15/19		1,084	1,085,355
Cooper Tire & Rubber Co.
8.00%, 12/15/19		1,034	1,080,530
Dana Holding Corp.
6.50%, 2/15/19		300	319,125
6.75%, 2/15/21		326	346,375
Delphi Corp.
5.875%, 5/15/19		559	593,938

	Principal Amount (000)		U.S. $ Value
6.125%, 5/15/21	U.S.$	419	$456,710
Exide Technologies
8.625%, 2/01/18 (e)		2,326	1,418,860
Gestamp Funding Luxembourg SA
5.625%, 5/31/20 (b)		645	610,172
5.875%, 5/31/20 (b)	EUR	244	303,374
Goodyear Dunlop Tires Europe BV
6.75%, 4/15/19 (b)		925	1,270,067
Goodyear Tire & Rubber Co. (The)
7.00%, 3/15/28	U.S.$	400	395,500
8.75%, 8/15/20		343	399,595
Meritor, Inc.
6.75%, 6/15/21		1,175	1,122,125
7.875%, 3/01/26 (b)		850	1,033,281
8.125%, 9/15/15		640	716,006
10.625%, 3/15/18		412	445,990
Navistar International Corp.
8.25%, 11/01/21		2,403	2,360,947
Schaeffler Finance BV
8.50%, 2/15/19 (b)		1,425	1,588,875
Tenneco, Inc.
6.875%, 12/15/20		2,335	2,498,450
7.75%, 8/15/18		410	438,700
Titan International, Inc.
7.875%, 10/01/17 (b)		594	623,700
UCI International, Inc.
8.625%, 2/15/19		1,002	1,022,040

			25,778,716

Consumer Cyclical - Entertainment - 0.9%
AMC Entertainment, Inc.
9.75%, 12/01/20		780	883,350
ClubCorp Club Operations, Inc.
10.00%, 12/01/18		2,000	2,160,000
Greektown Holdings LLC
10.75%, 12/01/13 (f)(h)(i)		915	0
Liberty Interactive LLC
3.75%, 2/15/30		931	609,805
NAI Entertainment Holdings LLC
8.25%, 12/15/17 (b)		1,727	1,839,255
New Cotai LLC/New Cotai Capital Corp.
10.625%, 5/01/19 (b)(d)		1,000	980,000
Pinnacle Entertainment, Inc.
8.625%, 8/01/17		895	933,037
8.75%, 5/15/20		271	290,648
Regal Entertainment Group
5.75%, 6/15/23 (a)		1,064	1,029,420
5.75%, 2/01/25		560	532,000
9.125%, 8/15/18 (a)		2,470	2,717,000

			11,974,515

Consumer Cyclical - Other - 3.0%
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/18		700	420,000
11.25%, 6/01/17		435	452,944

	Principal Amount (000)		U.S. $ Value
Chester Downs & Marina LLC
9.25%, 2/01/20 (b)	U.S.$	1,028	$992,020
Choice Hotels International, Inc.
5.75%, 7/01/22		154	163,240
CityCenter Holdings LLC/CityCenter Finance Corp.
7.625%, 1/15/16		2,956	3,118,580
GWR Operating Partnership LLP
10.875%, 4/01/17		1,600	1,748,000
Isle of Capri Casinos, Inc.
7.75%, 3/15/19		1,335	1,405,087
8.875%, 6/15/20		1,277	1,334,465
KB Home
7.50%, 9/15/22		23	24,668
9.10%, 9/15/17		1,250	1,400,000
Lennar Corp.
Series B
6.50%, 4/15/16		2,600	2,808,000
Levi Strauss & Co.
6.875%, 5/01/22		251	272,335
M/I Homes, Inc.
8.625%, 11/15/18		2,360	2,560,600
Marina District Finance Co., Inc.
9.50%, 10/15/15 (a)		810	842,400
9.875%, 8/15/18 (a)		1,980	2,059,200
MGM Resorts International
6.625%, 7/15/15		1,480	1,578,050
7.625%, 1/15/17 (a)		1,200	1,311,000
Penn National Gaming, Inc.
8.75%, 8/15/19		1,367	1,496,865
PulteGroup, Inc.
7.875%, 6/15/32		1,400	1,540,000
PVH Corp.
7.375%, 5/15/20		950	1,030,750
Royal Caribbean Cruises Ltd.
6.875%, 12/01/13		1,000	1,017,500
Ryland Group, Inc. (The)
6.625%, 5/01/20		1,800	1,890,000
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19		1,619	1,728,282
Standard Pacific Corp.
8.375%, 5/15/18		500	570,000
10.75%, 9/15/16		1,696	2,014,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
7.75%, 4/15/20 (b)		841	906,177
Tropicana Entertainment LLC/Tropicana Finance Corp.
9.625%, 12/15/14 (e)(f)(i)		750	0
Wolverine World Wide, Inc.
6.125%, 10/15/20 (b)		501	517,283
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20		3,100	3,442,240

			38,643,686

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Restaurants - 0.1%
Burger King Corp.
9.875%, 10/15/18	U.S.$	1,360	$1,516,400
CKE Restaurants, Inc.
11.375%, 7/15/18		215	222,259

			1,738,659

Consumer Cyclical - Retailers - 1.9%
Asbury Automotive Group, Inc.
8.375%, 11/15/20		901	997,857
Brighthouse Group Ltd.
7.875%, 5/15/18 (b)	GBP	1,303	1,972,285
Burlington Coat Factory Warehouse Corp.
10.00%, 2/15/19	U.S.$	1,260	1,392,300
Burlington Holdings LLC/Burlington Holding Finance, Inc.
9.00%, 2/15/18 (b)(d)		380	389,500
Cash America International, Inc.
5.75%, 5/15/18 (b)		947	904,385
CST Brands, Inc.
5.00%, 5/01/23 (b)		229	223,275
Gymboree Corp. (The)
9.125%, 12/01/18 (a)		2,650	2,491,000
J Crew Group, Inc.
8.125%, 3/01/19 (a)		1,704	1,789,200
JC Penney Corp., Inc.
6.375%, 10/15/36 (a)		1,250	975,000
7.40%, 4/01/37		600	487,500
L Brands, Inc.
5.625%, 2/15/22		417	423,255
6.90%, 7/15/17		893	993,463
7.60%, 7/15/37		1,000	1,027,500
Michaels Stores, Inc.
7.75%, 11/01/18		1,300	1,391,000
Phones4u Finance PLC
9.50%, 4/01/18 (b)	GBP	1,750	2,714,896
Rite Aid Corp.
8.00%, 8/15/20	U.S.$	1,325	1,467,437
9.50%, 6/15/17		860	892,508
10.25%, 10/15/19		348	391,500
Sally Holdings LLC/Sally Capital, Inc.
5.75%, 6/01/22		1,779	1,805,685
Sonic Automotive, Inc.
5.00%, 5/15/23 (b)		2,015	1,954,550
YCC Holdings LLC/Yankee Finance, Inc.
10.25%, 2/15/16 (d)		310	318,525

			25,002,621

Consumer Non-Cyclical - 7.7%
ACCO Brands Corp.
6.75%, 4/30/20		1,353	1,361,456
Agrokor DD
8.875%, 2/01/20 (b)		343	358,765
9.875%, 5/01/19 (b)	EUR	1,181	1,641,013

	Principal Amount (000)		U.S. $ Value
Air Medical Group Holdings, Inc.
9.25%, 11/01/18	U.S.$	1,670	$1,799,425
Alere, Inc.
7.25%, 7/01/18 (b)		765	810,900
8.625%, 10/01/18		2,405	2,537,275
Bausch & Lomb, Inc.
9.875%, 11/01/15		1,683	1,729,282
Biomet, Inc.
6.50%, 8/01/20-10/01/20		2,149	2,173,407
Boparan Finance PLC
9.875%, 4/30/18 (b)	GBP	1,500	2,486,753
Capsugel FinanceCo SCA
9.875%, 8/01/19 (b)	EUR	1,850	2,660,898
Care UK Health & Social Care PLC
9.75%, 8/01/17	GBP	1,200	1,852,535
9.75%, 8/01/17 (b)		1,700	2,624,399
Catalent Pharma Solutions, Inc.
7.875%, 10/15/18 (b)	U.S.$	1,640	1,652,300
Cerba European Lab SAS
7.00%, 2/01/20 (b)	EUR	1,979	2,543,766
CHS/Community Health Systems, Inc.
7.125%, 7/15/20	U.S.$	933	960,990
8.00%, 11/15/19		296	314,870
Constellation Brands, Inc.
6.00%, 5/01/22		824	883,740
ConvaTec Healthcare E SA
10.50%, 12/15/18 (b)		1,504	1,643,120
Cott Beverages, Inc.
8.125%, 9/01/18		275	296,313
8.375%, 11/15/17		600	632,250
Del Monte Corp.
7.625%, 2/15/19		635	652,463
Elior Finance & Co. SCA
6.50%, 5/01/20	EUR	270	358,474
Elizabeth Arden, Inc.
7.375%, 3/15/21	U.S.$	1,325	1,417,750
Endo Health Solutions, Inc.
7.00%, 7/15/19		470	474,700
7.25%, 1/15/22		635	639,763
Envision Healthcare Corp.
8.125%, 6/01/19		2,466	2,620,125
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.
9.875%, 2/01/20 (b)		724	780,110
First Quality Finance Co., Inc.
4.625%, 5/15/21 (b)		3,247	3,084,650
Grifols, Inc.
8.25%, 2/01/18		1,401	1,506,075
HCA Holdings, Inc.
7.75%, 5/15/21 (a)		2,000	2,160,000
HCA, Inc.
6.50%, 2/15/16		290	312,475
Health Management Associates, Inc.
7.375%, 1/15/20		3,000	3,288,750
Holding Medi-Partenaires SAS
7.00%, 5/15/20 (b)	EUR	735	914,455

	Principal Amount (000)		U.S. $ Value
Hologic, Inc.
6.25%, 8/01/20	U.S.$	241	$249,887
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19		3,672	3,706,425
Idh Finance PLC
6.00%, 12/01/18 (b)	GBP	455	678,192
Jaguar Holding Co. I
9.375%, 10/15/17 (b)(d)	U.S.$	1,207	1,261,315
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
9.50%, 12/01/19 (b)		1,699	1,877,395
Jarden Corp.
7.50%, 1/15/20		1,800	1,926,000
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18		1,500	1,612,500
New Albertsons, Inc.
7.45%, 8/01/29 (a)		4,005	3,143,925
Party City Holdings, Inc.
8.875%, 8/01/20 (b)		2,023	2,169,667
Picard Bondco SA
9.00%, 10/01/18 (b)	EUR	1,500	2,112,578
Pilgrim’s Pride Corp.
7.875%, 12/15/18	U.S.$	1,445	1,538,925
Post Holdings, Inc.
7.375%, 2/15/22		1,400	1,498,000
Priory Group No 3 PLC
7.00%, 2/15/18 (b)	GBP	1,000	1,536,159
R&R Ice Cream PLC
9.25%, 5/10/18 (b)(d)	EUR	1,668	2,127,729
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
9.50%, 6/15/19 (b)	U.S.$	680	734,400
Serta Simmons Holdings LLC
8.125%, 10/01/20 (a)(b)		1,499	1,534,601
Sky Growth Acquisition Corp.
7.375%, 10/15/20 (b)		1,607	1,615,035
Smithfield Foods, Inc.
7.75%, 7/01/17		2,000	2,205,000
Spectrum Brands Escrow Corp.
6.375%, 11/15/20 (b)		338	354,055
6.625%, 11/15/22 (b)		560	586,600
Spectrum Brands, Inc.
6.75%, 3/15/20		1,150	1,211,813
Stater Bros Holdings, Inc.
7.375%, 11/15/18		700	740,250
STHI Holding Corp.
8.00%, 3/15/18 (b)		425	459,000
Sun Products Corp. (The)
7.75%, 3/15/21 (b)		1,502	1,490,735
TeamSystem Holding SpA
7.375%, 5/15/20 (b)	EUR	600	742,721
Tenet Healthcare Corp.
6.25%, 11/01/18	U.S.$	881	927,253
6.875%, 11/15/31		375	322,500

	Principal Amount (000)		U.S. $ Value
United Surgical Partners International, Inc.
9.00%, 4/01/20	U.S.$	1,119	$1,208,520
US Oncology, Inc.
9.125%, 8/15/17		1,200	42,000
Valeant Pharmaceuticals International
6.375%, 10/15/20 (b)		1,325	1,310,094
7.00%, 10/01/20 (b)		3,000	3,060,000
7.25%, 7/15/22 (b)		635	644,525
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
8.00%, 2/01/18		1,055	1,118,300
Visant Corp.
10.00%, 10/01/17		1,385	1,277,662
Voyage Care Bondco PLC
6.50%, 8/01/18 (b)	GBP	1,200	1,834,266
Voyager Learning Exchange
8.375%, 12/01/14 (f)(h)(i)	U.S.$	1,550	0
Vpii Escrow Corp.
7.50%, 7/15/21 (b)		490	490,000
VWR Funding, Inc.
7.25%, 9/15/17		949	982,215
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC
7.75%, 9/15/18		1,356	1,464,480

			100,967,969

Energy - 6.1%
Antero Resources Finance Corp.
7.25%, 8/01/19		312	325,260
9.375%, 12/01/17		2,363	2,504,780
Athlon Holdings LP/Athlon Finance Corp.
7.375%, 4/15/21 (b)		2,197	2,169,537
ATP Oil & Gas Corp./United States
11.875%, 5/01/15 (e)		1,000	12,500
Atwood Oceanics, Inc.
6.50%, 2/01/20		540	560,250
Basic Energy Services, Inc.
7.75%, 2/15/19		1,200	1,185,000
Berry Petroleum Co.
6.375%, 9/15/22		1,863	1,856,014
Bill Barrett Corp.
7.625%, 10/01/19		834	863,190
Bluewater Holding BV
3.278%, 7/17/14 (b)(j)		2,300	2,248,250
Bonanza Creek Energy, Inc.
6.75%, 4/15/21 (b)		199	200,493
Bristow Group, Inc.
6.25%, 10/15/22		729	747,225
Chaparral Energy, Inc.
7.625%, 11/15/22		2,278	2,323,560
CHC Helicopter SA
9.25%, 10/15/20		2,703	2,770,575
9.375%, 6/01/21 (a)(b)		991	981,090
Cie Generale de Geophysique - Veritas
6.50%, 6/01/21		1,000	1,010,000

	Principal Amount (000)		U.S. $ Value
9.50%, 5/15/16	U.S.$	800	$835,000
Cimarex Energy Co.
5.875%, 5/01/22		1,793	1,855,755
Continental Resources, Inc./OK
7.125%, 4/01/21		724	796,400
Denbury Resources, Inc.
6.375%, 8/15/21		624	655,200
Energy XXI Gulf Coast, Inc.
7.75%, 6/15/19		1,100	1,133,000
9.25%, 12/15/17		2,000	2,195,000
EP Energy LLC/EP Energy Finance, Inc.
9.375%, 5/01/20		1,505	1,700,650
EP Energy LLC/Everest Acquisition Finance, Inc.
6.875%, 5/01/19		971	1,038,970
Era Group, Inc.
7.75%, 12/15/22		950	950,000
Expro Finance Luxembourg SCA
8.50%, 12/15/16 (b)		840	882,000
Forest Oil Corp.
7.25%, 6/15/19 (a)		2,535	2,382,900
Helix Energy Solutions Group, Inc.
9.50%, 1/15/16 (b)		1,156	1,187,212
Hercules Offshore, Inc.
10.50%, 10/15/17 (b)		625	667,188
Hornbeck Offshore Services, Inc.
5.875%, 4/01/20		1,570	1,577,850
Key Energy Services, Inc.
6.75%, 3/01/21		2,466	2,367,360
Laredo Petroleum, Inc.
7.375%, 5/01/22		1,099	1,153,950
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 4/15/20		1,600	1,680,000
Milestone Aviation Group Ltd.
8.625%, 12/15/17 (b)		831	860,085
Northern Oil and Gas, Inc.
8.00%, 6/01/20		1,594	1,609,940
Offshore Group Investment Ltd.
7.125%, 4/01/23 (b)		1,283	1,260,547
7.50%, 11/01/19		2,176	2,268,480
Oil States International, Inc.
6.50%, 6/01/19		1,374	1,422,090
Pacific Drilling SA
5.375%, 6/01/20 (b)		1,783	1,667,105
PDC Energy, Inc.
7.75%, 10/15/22 (b)		1,032	1,065,540
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II
6.50%, 5/15/21 (b)		2,372	2,283,050
8.375%, 6/01/20		1,900	2,004,500
Perpetual Energy, Inc.
8.75%, 3/15/18 (b)	CAD	1,800	1,634,497
Petroleum Geo-Services ASA
7.375%, 12/15/18 (b)	U.S.$	1,429	1,554,037

	Principal Amount (000)		U.S. $ Value
PHI, Inc.
8.625%, 10/15/18	U.S.$	1,250	$1,325,000
Pioneer Energy Services Corp.
9.875%, 3/15/18		1,397	1,498,282
Precision Drilling Corp.
6.50%, 12/15/21		738	747,225
Quicksilver Resources, Inc.
7.125%, 4/01/16 (a)		900	792,000
Resolute Energy Corp.
8.50%, 5/01/20		1,246	1,267,805
SandRidge Energy, Inc.
7.50%, 2/15/23		775	736,250
8.125%, 10/15/22		1,275	1,262,250
8.75%, 1/15/20		1,850	1,887,000
Seitel, Inc.
9.50%, 4/15/19 (b)		905	907,263
SESI LLC
6.375%, 5/01/19		358	369,635
7.125%, 12/15/21		1,260	1,360,800
Seven Generations Energy Ltd.
8.25%, 5/15/20 (b)		2,090	2,079,550
Tervita Corp.
8.00%, 11/15/18 (b)		2,137	2,147,685
9.75%, 11/01/19 (b)		1,039	966,270
Tesoro Corp.
9.75%, 6/01/19		480	530,400
W&T Offshore, Inc.
8.50%, 6/15/19 (a)		1,500	1,548,750

			79,872,195

Other Industrial - 2.3%
A123 Systems, Inc.
3.75%, 4/15/16 (e)		955	697,150
Abitibibowater, Inc.
6.00%, 6/20/13 (f)(h)(i)		5	0
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (a)(b)		1,012	1,006,940
9.00%, 10/15/18 (b)	EUR	633	830,289
Briggs & Stratton Corp.
6.875%, 12/15/20	U.S.$	398	437,800
Brightstar Corp.
9.50%, 12/01/16 (b)		1,833	1,887,990
Exova PLC
10.50%, 10/15/18 (b)	GBP	1,044	1,699,023
Frigoglass Finance BV
8.25%, 5/15/18 (b)	EUR	338	453,156
Interline Brands, Inc.
10.00%, 11/15/18 (d)	U.S.$	1,662	1,786,650
Interline Brands, Inc./NJ
7.50%, 11/15/18		1,753	1,840,650
Laureate Education, Inc.
9.25%, 9/01/19 (b)		3,633	3,887,310
Liberty Tire Recycling
11.00%, 10/01/16 (b)		2,800	2,800,000

	Principal Amount (000)		U.S. $ Value
Mueller Water Products, Inc.
7.375%, 6/01/17	U.S.$	1,181	$1,210,525
8.75%, 9/01/20		489	532,901
NANA Development Corp.
9.50%, 3/15/19 (b)		835	835,000
New Enterprise Stone & Lime Co., Inc.
11.00%, 9/01/18		1,709	1,221,935
13.00%, 3/15/18 (b)(d)		755	826,651
Pipe Holdings PLC
9.50%, 11/01/15 (b)	GBP	1,216	1,960,444
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (b)	U.S.$	2,204	2,159,920
Trionista Holdco GmbH
5.00%, 4/30/20 (b)	EUR	473	604,998
Trionista TopCo GmbH
6.875%, 4/30/21 (b)		466	600,503
Wendel SA
4.375%, 8/09/17		1,100	1,460,594
Zachry Holdings, Inc.
7.50%, 2/01/20 (b)	U.S.$	1,250	1,287,500

			30,027,929

Services - 2.0%
Carlson Wagonlit BV
6.875%, 6/15/19 (b)		1,026	1,036,260
Cerved Technologies SpA
6.375%, 1/15/20 (b)	EUR	272	346,968
8.00%, 1/15/21 (b)		305	377,153
Gnet Escrow Corp.
12.125%, 7/01/18 (b)	U.S.$	820	861,000
Goodman Networks, Inc.
13.125%, 7/01/18 (b)		1,200	1,272,000
Gtech Spa
8.25%, 3/31/66 (b)	EUR	3,304	4,472,678
Live Nation Entertainment, Inc.
7.00%, 9/01/20 (b)	U.S.$	394	414,192
8.125%, 5/15/18 (b)		225	238,500
Mobile Mini, Inc.
7.875%, 12/01/20		1,175	1,263,125
Monitronics International, Inc.
9.125%, 4/01/20		850	879,750
Sabre Holdings Corp.
8.35%, 3/15/16 (c)		906	969,420
Sabre, Inc.
8.50%, 5/15/19 (b)		2,570	2,737,050
Service Corp. International/US
6.75%, 4/01/16 (j)		1,485	1,594,519
7.50%, 4/01/27		1,500	1,638,750
ServiceMaster Co./TN
7.00%, 8/15/20		2,176	2,064,480
8.00%, 2/15/20		849	846,877

	Principal Amount (000)		U.S. $ Value
Travelport LLC
10.875%, 9/01/16 (b)	EUR	922	$1,092,110
11.875%, 9/01/16 (a)	U.S.$	1,051	977,430
Travelport LLC/Travelport Holdings, Inc.
6.40%, 3/01/16 (b)(j)		128	119,771
13.875%, 3/01/16 (b)(d)		874	894,151
West Corp.
7.875%, 1/15/19		1,400	1,456,000
8.625%, 10/01/18		161	172,069

			25,724,253

Technology - 4.9%
Advanced Micro Devices, Inc.
8.125%, 12/15/17 (a)		1,345	1,388,712
Amkor Technology, Inc.
6.375%, 10/01/22 (a)(b)		2,681	2,627,380
Aspect Software, Inc.
10.625%, 5/15/17		2,126	2,131,315
Avaya, Inc.
7.00%, 4/01/19 (b)		294	265,335
10.50%, 3/01/21 (b)		3,715	2,804,825
CDW LLC/CDW Finance Corp.
8.00%, 12/15/18		1,750	1,903,125
8.50%, 4/01/19		2,357	2,533,775
12.535%, 10/12/17		396	417,780
Ceridian Corp.
8.875%, 7/15/19 (b)		1,321	1,467,961
11.00%, 3/15/21 (b)		1,165	1,287,325
11.25%, 11/15/15		1,521	1,541,914
CommScope, Inc.
8.25%, 1/15/19 (b)		3,300	3,522,750
Compiler Finance Sub, Inc.
7.00%, 5/01/21 (b)		411	400,725
CoreLogic, Inc./United States
7.25%, 6/01/21		260	276,900
CPI International, Inc.
8.00%, 2/15/18		1,768	1,825,460
DCP LLC/DCP Corp.
10.75%, 8/15/15 (b)		1,705	1,773,200
Eagle Midco, Inc.
9.00%, 6/15/18 (b)		1,919	1,871,025
Epicor Software Corp.
8.625%, 5/01/19		1,804	1,849,100
First Data Corp.
6.75%, 11/01/20 (b)		421	430,473
7.375%, 6/15/19 (b)		2,145	2,214,712
8.25%, 1/15/21 (b)		250	255,000
11.25%, 3/31/16 (a)		2,116	2,068,390
12.625%, 1/15/21		1,200	1,269,000
Freescale Semiconductor, Inc.
5.00%, 5/15/21 (a)(b)		747	709,650
8.875%, 12/15/14		747	748,868
9.25%, 4/15/18 (b)		737	794,118
10.125%, 12/15/16 (a)		610	626,013

	Principal Amount (000)		U.S. $ Value
GXS Worldwide, Inc.
9.75%, 6/15/15	U.S.$	1,264	$1,287,700
Infor US, Inc.
9.375%, 4/01/19		2,190	2,373,412
10.00%, 4/01/19	EUR	793	1,114,785
Interactive Data Corp.
10.25%, 8/01/18	U.S.$	2,300	2,547,250
Iron Mountain, Inc.
8.375%, 8/15/21		2,000	2,127,500
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.
10.50%, 4/15/18		1,490	1,609,200
MMI International Ltd.
8.00%, 3/01/17 (b)		1,131	1,136,655
NXP BV/NXP Funding LLC
5.75%, 2/15/21-3/15/23 (b)		1,592	1,607,280
Sanmina Corp.
7.00%, 5/15/19 (a)(b)		700	721,000
Seagate HDD Cayman
6.875%, 5/01/20		1,193	1,264,580
7.00%, 11/01/21		655	700,850
Sensata Technologies BV
6.50%, 5/15/19 (b)		2,000	2,120,000
Serena Software, Inc.
10.375%, 3/15/16		377	371,345
Sitel LLC/Sitel Finance Corp.
11.00%, 8/01/17 (b)		1,000	1,065,000
Sophia LP/Sophia Finance, Inc.
9.75%, 1/15/19 (b)		490	524,300
SunGard Data Systems, Inc.
6.625%, 11/01/19 (b)		407	409,035
7.625%, 11/15/20		1,600	1,696,000
Syniverse Holdings, Inc.
9.125%, 1/15/19		813	867,877
Viasystems, Inc.
7.875%, 5/01/19 (b)		1,044	1,104,030

			63,652,630

Transportation - Airlines - 0.3%
Air Canada
12.00%, 2/01/16 (b)		1,300	1,421,875
Northwest Airlines 2000-1 Class G Pass Through Trust Series 00-1
7.15%, 10/01/19 (j)		749	796,322
UAL 2007-1 Pass Through Trust Series 071A
6.636%, 7/02/22		1,549	1,618,557

			3,836,754

	Principal Amount (000)		U.S. $ Value
Transportation - Services - 1.3%
America West Airlines 1999-1 Pass Through Trust Series 991G
7.93%, 1/02/19	U.S.$	1,432	$1,531,945
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.50%, 4/01/23 (b)		745	718,925
8.25%, 1/15/19 (a)		625	679,688
Avis Budget Finance PLC
6.00%, 3/01/21 (b)	EUR	530	692,634
CEVA Group PLC
8.375%, 12/01/17 (b)	U.S.$	1,350	1,323,000
EC Finance PLC
9.75%, 8/01/17 (b)	EUR	1,363	1,912,000
Hapag-Lloyd AG
9.75%, 10/15/17 (a)(b)	U.S.$	1,250	1,281,250
Hertz Corp. (The)
5.875%, 10/15/20		1,055	1,086,650
6.25%, 10/15/22		475	495,781
6.75%, 4/15/19		2,187	2,312,752
LBC Tank Terminals Holding Netherlands BV
6.875%, 5/15/23 (b)		1,793	1,797,483
Oshkosh Corp.
8.50%, 3/01/20		341	368,706
Overseas Shipholding Group, Inc.
8.125%, 3/30/18 (e)		1,200	1,020,000
Swift Services Holdings, Inc.
10.00%, 11/15/18 (a)		1,627	1,797,835

			17,018,649

			670,386,603

Financial Institutions - 5.8%
Banking - 2.4%
ABN AMRO Bank NV
4.31%, 3/10/16	EUR	2,295	2,651,217
Ally Financial, Inc.
6.75%, 12/01/14	U.S.$	1	1,000
8.00%, 11/01/31 (a)		1,479	1,767,405
Series 8
6.75%, 12/01/14		2,590	2,722,737
Bank of America Corp. Series U
5.20%, 6/01/23		3,051	2,867,940
Barclays Bank PLC
7.70%, 4/25/18 (b)		974	1,004,809
BBVA International Preferred SAU
4.952%, 9/20/16	EUR	1,650	1,696,701
Series F
9.10%, 10/21/14	GBP	550	836,522
Citigroup, Inc.
5.95%, 1/30/23	U.S.$	3,011	2,996,246
HT1 Funding GmbH
6.352%, 6/30/17	EUR	1,550	1,810,758

	Principal Amount (000)		U.S. $ Value
LBG Capital No.1 PLC
8.00%, 6/15/20 (b)	U.S.$	4,650	$4,719,406
Regions Bank/Birmingham AL
6.45%, 6/26/37		1,500	1,575,000
Royal Bank of Scotland Group PLC Series U
7.64%, 9/29/17		50	44,750
Servus Luxembourg Holding SCA
7.75%, 6/15/18 (b)	EUR	1,342	1,716,245
SNS Bank NV
11.25%, 11/27/19 (f)(h)(i)		620	1
Societe Generale SA
6.999%, 12/19/17		1,250	1,658,790
UT2 Funding PLC
5.321%, 6/30/16		1,293	2,036,470
Zions Bancorporation
5.80%, 6/15/23	U.S.$	1,800	1,692,000

			31,797,997

Brokerage - 0.4%
E*TRADE Financial Corp.
6.375%, 11/15/19		1,744	1,770,160
6.75%, 6/01/16		1,778	1,826,895
GFI Group, Inc.
9.625%, 7/19/18 (k)		1,300	1,261,000
Lehman Brothers Holdings, Inc.
6.87%, 5/02/18 (h)		1,690	416,163

			5,274,218

Finance - 0.8%
Air Lease Corp.
6.125%, 4/01/17		861	891,135
ILFC E-Capital Trust II
6.25%, 12/21/65 (b)		2,000	1,820,000
iStar Financial, Inc. Series B
5.70%, 3/01/14		1,675	1,700,125
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc.
7.25%, 1/15/18 (b)		759	789,360
Peninsula Gaming LLC/Peninsula Gaming Corp.
8.375%, 2/15/18 (b)		996	1,035,840
Residential Capital LLC
9.625%, 5/15/15 (e)		909	1,031,188
SLM Corp.
5.50%, 1/25/23		690	657,021
7.25%, 1/25/22		2,082	2,186,100
8.00%, 3/25/20		233	252,222

			10,362,991

Insurance - 0.9%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC
7.875%, 12/15/20 (b)		1,047	1,052,235

	Principal Amount (000)		U.S. $ Value
CNO Financial Group, Inc.
6.375%, 10/01/20 (b)	U.S.$	200	$212,500
Genworth Holdings, Inc.
6.15%, 11/15/66		750	650,625
Hartford Financial Services Group, Inc.
8.125%, 6/15/38		631	695,678
Hub International Ltd.
8.125%, 10/15/18 (b)		700	728,000
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (b)		1,250	1,465,625
Onex USI Acquisition Corp.
7.75%, 1/15/21 (b)		2,421	2,384,685
XL Group PLC Series E
6.50%, 4/15/17		4,000	3,900,000

			11,089,348

Other Finance - 1.2%
Aviation Capital Group Corp.
6.75%, 4/06/21 (b)		650	684,553
7.125%, 10/15/20 (b)		2,489	2,708,520
CNG Holdings, Inc./OH
9.375%, 5/15/20 (b)		2,615	2,510,400
Harbinger Group, Inc.
7.875%, 7/15/19 (b)		987	1,009,207
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.00%, 1/15/18		2,865	3,008,250
iPayment Holdings, Inc.
15.00%, 11/15/18 (d)		1,338	910,075
iPayment, Inc.
10.25%, 5/15/18		2,177	1,785,140
Speedy Cash Intermediate Holdings Corp.
10.75%, 5/15/18 (b)		1,166	1,218,470
Speedy Group Holdings Corp.
12.00%, 11/15/17 (b)		1,760	1,830,400

			15,665,015

REITS - 0.1%
Felcor Lodging LP
5.625%, 3/01/23		1,802	1,752,445

			75,942,014

Utility - 2.5%
Electric - 1.7%
AES Corp./VA
4.875%, 5/15/23		340	317,050
7.375%, 7/01/21		700	768,250
8.00%, 10/15/17		868	976,500
Calpine Corp.
7.875%, 7/31/20 (a)(b)		1,013	1,099,105
7.875%, 1/15/23 (b)		675	725,625
EDP Finance BV
4.90%, 10/01/19 (b)		148	145,410

	Principal Amount (000)		U.S. $ Value
5.875%, 2/01/16 (b)	EUR	731	$991,945
6.00%, 2/02/18 (b)	U.S.$	2,055	2,116,650
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
10.00%, 12/01/20		1,020	1,116,900
10.00%, 12/01/20 (b)		798	871,815
11.25%, 12/01/18 (b)(d)		1,445	1,220,711
GenOn Americas Generation LLC
8.50%, 10/01/21		1,270	1,365,250
GenOn Energy, Inc.
7.875%, 6/15/17		1,080	1,147,500
9.50%, 10/15/18		1,450	1,609,500
9.875%, 10/15/20		1,200	1,320,000
NRG Energy, Inc.
6.625%, 3/15/23 (b)		1,620	1,620,000
7.875%, 5/15/21		797	850,797
PPL Capital Funding, Inc. Series A
6.70%, 3/30/67		2,405	2,483,162
Techem Energy Metering Service GmbH & Co. KG
7.875%, 10/01/20 (b)	EUR	234	321,826
Techem GmbH
6.125%, 10/01/19 (b)		520	709,009
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.50%, 10/01/20 (b)	U.S.$	626	467,935

			22,244,940

Natural Gas - 0.8%
El Paso LLC Series G
7.75%, 1/15/32		1,524	1,619,142
Hiland Partners LP/Hiland Partners Finance Corp.
7.25%, 10/01/20 (b)		377	388,310
Holly Energy Partners LP/Holly Energy Finance Corp.
6.50%, 3/01/20		1,317	1,326,878
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.50%, 8/15/21		1,784	1,837,520
Sabine Pass LNG LP
6.50%, 11/01/20 (b)		757	764,570
7.50%, 11/30/16		2,150	2,313,937
Suburban Propane Partners LP/Suburban Energy Finance Corp.
7.375%, 8/01/21		1,398	1,453,920

	Principal Amount (000)		U.S. $ Value
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875%, 2/01/21	U.S.$	960	$1,020,000

			10,724,277

			32,969,217

Total Corporates - Non-Investment Grades (cost $755,158,182)			779,297,834

CORPORATES - INVESTMENT GRADES - 7.7%
Financial Institutions - 4.7%
Banking - 1.9%
Assured Guaranty Municipal Holdings, Inc.
6.40%, 12/15/66 (b)		656	557,600
Banco Santander Chile
6.50%, 9/22/20 (b)	CLP	1,488,500	2,958,220
Barclays Bank PLC
7.625%, 11/21/22	U.S.$	2,620	2,570,875
7.75%, 4/10/23		838	833,810
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
8.375%, 7/26/16 (b)		2,750	2,907,850
Danske Bank A/S
5.914%, 6/16/14 (a)(b)		1,150	1,138,500
JPMorgan Chase & Co. Series Q
5.15%, 5/01/23		966	920,115
Morgan Stanley
10.09%, 5/03/17 (b)	BRL	5,760	2,555,583
PNC Financial Services Group, Inc. (The)
6.75%, 8/01/21 (a)	U.S.$	1,558	1,690,430
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (b)		893	987,729
Series 1
3.79%, 10/27/14 (j)	AUD	1,500	1,337,008
UBS AG/Jersey
4.28%, 4/15/15	EUR	2,000	2,566,333
UBS AG/Stamford CT
7.625%, 8/17/22	U.S.$	1,229	1,348,764
Wells Fargo & Co. Series K
7.98%, 3/15/18		2,000	2,260,000

			24,632,817

Finance - 0.4%
Creditcorp
12.00%, 7/15/18 (b)		1,300	1,288,040
General Electric Capital Corp. Series A
7.125%, 6/15/22		1,200	1,356,000
HSBC Finance Capital Trust IX
5.911%, 11/30/35		1,905	1,915,477

			4,559,517

	Principal Amount (000)		U.S. $ Value
Insurance - 1.7%
American International Group, Inc.
6.82%, 11/15/37	U.S.$	1,425	$1,711,116
AON Corp.
8.205%, 1/01/27		690	853,875
Aviva PLC
4.729%, 11/28/14	EUR	3,000	3,797,564
Genworth Holdings, Inc.
7.625%, 9/24/21	U.S.$	1,216	1,413,089
7.70%, 6/15/20		338	387,209
Lincoln National Corp.
8.75%, 7/01/19		604	774,408
MetLife, Inc.
10.75%, 8/01/39		2,350	3,630,750
Pacific Life Insurance Co.
9.25%, 6/15/39 (b)		475	631,273
Swiss Re Capital I LP
6.854%, 5/25/16 (b)		2,809	2,900,293
Swiss Reinsurance Co. via ELM BV
5.252%, 5/25/16	EUR	750	986,000
Transatlantic Holdings, Inc.
8.00%, 11/30/39	U.S.$	1,261	1,644,523
Vero Insurance Ltd.
6.15%, 9/07/25	AUD	990	927,650
Series 3
6.75%, 9/23/24		1,000	937,057
ZFS Finance USA Trust V
6.50%, 5/09/37 (b)	U.S.$	1,240	1,320,600

			21,915,407

Other Finance - 0.2%
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (l)		2,422	2,834,011

REITS - 0.5%
DDR Corp.
7.875%, 9/01/20		1,800	2,195,564
EPR Properties
5.75%, 8/15/22		915	925,867
7.75%, 7/15/20		1,722	1,955,278
Senior Housing Properties Trust
6.75%, 12/15/21		1,350	1,491,429

			6,568,138

			60,509,890

Industrial - 2.4%
Basic - 1.7%
Basell Finance Co. BV
8.10%, 3/15/27 (b)		1,240	1,569,647
Braskem Finance Ltd.
7.00%, 5/07/20 (b)		1,800	1,908,000
CF Industries, Inc.
7.125%, 5/01/20		900	1,076,729
Georgia-Pacific LLC
8.875%, 5/15/31		366	511,262

	Principal Amount (000)		U.S. $ Value
GTL Trade Finance, Inc.
7.25%, 10/20/17 (b)	U.S.$	1,338	$1,445,040
LyondellBasell Industries NV
6.00%, 11/15/21		264	296,658
Molycorp, Inc.
3.25%, 6/15/16		415	274,975
Plains Exploration & Production Co.
6.50%, 11/15/20		1,335	1,415,374
6.75%, 2/01/22		1,845	1,955,287
Southern Copper Corp.
7.50%, 7/27/35 (a)		3,300	3,527,548
Vale Overseas Ltd.
6.875%, 11/21/36		4,756	4,815,393
Westvaco Corp.
7.95%, 2/15/31		1,000	1,154,472
Weyerhaeuser Co.
7.375%, 3/15/32		1,790	2,148,840

			22,099,225

Capital Goods - 0.2%
Mondi Consumer Packaging International AG
9. 75%, 7/15/17 (b)	EUR	856	1,253,545
Odebrecht Finance Ltd.
8.25%, 4/25/18 (b)	BRL	1,332	541,915
Owens Corning, Inc.
7.00%, 12/01/36 (j)	U.S.$	1,340	1,433,880

			3,229,340

Communications - Media - 0.1%
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (b)		1,401	1,401,000

Communications - Telecommunications - 0.2%
Alltel Corp.
7.875%, 7/01/32		160	215,105
Qwest Corp.
6.50%, 6/01/17		610	690,319
6.875%, 9/15/33		1,570	1,518,975

			2,424,399

Consumer Cyclical - Other - 0.1%
Host Hotels & Resorts LP Series Q
6.75%, 6/01/16		390	395,772
Seminole Indian Tribe of Florida
6.535%, 10/01/20 (b)		240	254,400

			650,172

Consumer Cyclical - Retailers - 0.0%
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16		54	61,342

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 0.0%
Mylan, Inc./PA
7.625%, 7/15/17 (b)	U.S.$	265	$293,488

Transportation - Airlines - 0.1%
Delta Air Lines 2007-1 Class A Pass Through Trust Series 071A
6.821%, 8/10/22		886	1,001,891

			31,160,857

Non Corporate Sectors - 0.4%
Agencies - Not Government Guaranteed - 0.4%
Electricite de France SA
5.25%, 1/29/23 (b)		654	616,395
Gazprom OAO Via Gaz Capital SA
9.25%, 4/23/19 (b)		4,006	4,827,230

			5,443,625

Utility - 0.2%
Electric - 0.1%
Dominion Resources, Inc./VA
7.50%, 6/30/66		758	822,430

Natural Gas - 0.1%
Enterprise Products Operating LLC Series A
8.375%, 8/01/66		1,760	1,962,400

			2,784,830

Total Corporates - Investment Grades (cost $87,673,046)			99,899,202

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.8%
Non-Agency Fixed Rate - 4.0%
Bear Stearns ARM Trust Series 2007-3, Class 1A1
2.878%, 5/25/47		614	490,342
Series 2007-4, Class 22A1
5.252%, 6/25/47		2,522	2,181,252
Chaseflex Trust Series 2007-1, Class 1A
36.50%, 2/25/37		1,087	688,671
Citigroup Mortgage Loan Trust Series 2006-4, Class 2A1A
6.00%, 12/25/35		3,715	3,393,895
Series 2006-AR3, Class 1A2A
5.531%, 6/25/36		2,640	2,418,345
Series 2007-AR4, Class 1A1A
5.606%, 3/25/37		663	594,629
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A
45.75%, 3/25/37		2,472	2,044,264
Countrywide Alternative Loan Trust Series 2006-24CB, Class A15
5.75%, 6/25/36		1,884	1,579,896
Series 2006-41CB, Class 2A13

	Principal Amount (000)		U.S. $ Value
5.75%, 1/25/37	U.S.$	1,580	$1,320,555
Series 2006-42, Class 1A6
6.00%, 1/25/47		1,330	956,814
Series 2006-HY12, Class A5
4.594%, 8/25/36		2,632	2,358,289
Series 2006-J1, Class 1A10
5.50%, 2/25/36		3,269	2,880,005
Series 2006-J5, Class 1A1
6.50%, 9/25/36		1,784	1,430,166
Series 2007-13, Class A2
6.00%, 6/25/47		2,106	1,837,427
Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1
3.08%, 9/25/47		672	541,260
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12
6.25%, 8/25/36		1,531	1,333,146
First Horizon Alternative Mortgage Securities Trust Series 2006-AA5, Class A1
2.346%, 9/25/36		1,253	972,280
Series 2006-AA7, Class A1
2.30%, 1/25/37		1,658	1,207,548
Series 2006-FA1, Class 1A3
5.75%, 4/25/36		1,364	1,146,597
IndyMac Index Mortgage Loan Trust Series 2005-AR15, Class A1
4.70%, 9/25/35		1,534	1,348,309
Series 2006-AR37, Class 2A1
5.046%, 2/25/37		1,011	838,774
Morgan Stanley Mortgage Loan Trust Series 2005-10, Class 4A1
5.50%, 12/25/35		794	716,734
Series 2007-12, Class 3A22
6.00%, 8/25/37		286	259,862
Residential Accredit Loans, Inc. Series 2005-QA7, Class A21
3.094%, 7/25/35		1,029	878,753
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		2,300	2,160,736
Residential Asset Securitization Trust Series 2006-A8, Class 3A4
6.00%, 8/25/36		378	308,407
Structured Adjustable Rate Mortgage Loan Trust Series 2005-18, Class 8A1
5.371%, 9/25/35		2,114	2,023,237
Series 2006-9, Class 4A1
5.616%, 10/25/36		1,304	1,139,394
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-7, Class A3
5.15%, 9/25/36		2,258	1,328,436
Series 2006-7, Class A4
5.15%, 9/25/36		2,376	1,397,658
Series 2006-9, Class A4
5.986%, 10/25/36		2,421	1,641,111
Series 2007-HY3, Class 4A1
2.563%, 3/25/37		2,859	2,614,311

	Principal Amount (000)		U.S. $ Value
Wells Fargo Alternative Loan Trust Series 2007-PA3, Class 3A1
6.25%, 7/25/37	U.S.$	2,601	$2,286,211
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1
2.909%, 12/28/37		3,406	2,905,716
Series 2007-AR8, Class A1
5.98%, 11/25/37		1,758	1,540,194

			52,763,224

Non-Agency Floating Rate - 2.8%
Citigroup Mortgage Loan Trust, Inc. Series 2005-8, Class 2A2
4.607%, 9/25/35 (j)(m)		1,619	165,497
Countrywide Alternative Loan Trust Series 2007-19, Class 1A10
37.842%, 8/25/37 (j)		1,035	1,646,910
Series 2007-7T2, Class A3
0.793%, 4/25/37 (j)		4,808	2,816,119
Countrywide Home Loan Mortgage Pass Through Trust Series 2007-13, Class A7
0.793%, 8/25/37 (j)		1,918	1,437,322
Credit Suisse Mortgage Capital Certificates Series 2006-6, Class 1A2
5.307%, 7/25/36 (j)(m)		1,056	157,648
Deutsche Alt-A Securities, Inc. Alternate Loan Trust Series 2007-OA3, Class A1
0.333%, 7/25/47 (j)		962	791,573
Downey Savings & Loan Association Mortgage Loan Trust Series 2006-AR1, Class 1A1A
1.088%, 3/19/46 (j)		1,097	738,662
First Horizon Alternative Mortgage Securities Series 2007-FA2, Class 1A6
5.357%, 4/25/37 (j)(m)		267	45,884
Greenpoint Mortgage Funding Trust Series 2007-AR3, Class A1
0.413%, 6/25/37 (j)		1,463	1,171,143
HarborView Mortgage Loan Trust Series 2007-4, Class 2A1
0.412%, 7/19/47 (j)		1,692	1,382,653
Series 2007-7, Class 2A1A
1.193%, 11/25/47 (j)		853	740,126
IndyMac Index Mortgage Loan Trust Series 2007-FLX3, Class A1
0.433%, 6/25/37 (j)		1,553	1,298,191
Lehman Mortgage Trust Series 2005-2, Class 1A2
5.057%, 12/25/35 (j)(m)		1,045	163,934
Lehman XS Trust Series 2007-10H, Class 2AIO

	Principal Amount (000)		U.S. $ Value
6.806%, 7/25/37 (j)(m)	U.S.$	1,033	$234,540
Series 2007-15N, Class 4A1
1.093%, 8/25/47 (j)		944	651,231
Series 2007-4N, Class 3A2A
0.919%, 3/25/47 (j)		2,645	2,057,605
Luminent Mortgage Trust Series 2006-6, Class A1
0.393%, 10/25/46 (j)		391	315,377
RALI Series 2006-QA9 Trust Series 2006-QA9, Class A1
0.373%, 11/25/36 (j)		4,747	3,290,192
Residential Accredit Loans, Inc.
Series 2005-QO4, Class 2A1
0.473%, 12/25/45 (j)		1,612	1,153,226
Series 2006-QS18, Class 2A2
6.357%, 12/25/36 (j)(m)		13,064	2,800,639
Structured Asset Mortgage Investments, Inc. Series 2007-AR6, Class A1
1.668%, 8/25/47 (j)		2,741	2,170,459
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-AR11, Class 3A1A
1.094%, 9/25/46 (j)		2,074	1,430,195
Series 2006-AR5, Class A1A
1.158%, 6/25/46 (j)		943	792,568
Series 2007-OA1, Class A1A
0.869%, 2/25/47 (j)		3,195	2,378,970
Series 2007-OA3, Class 2A1A
0.929%, 4/25/47 (j)		1,072	924,668
Series 2007-OA4, Class A1A
0.934%, 4/25/47 (j)		1,471	966,071
Series 2007-OA5, Class 1A
0.919%, 6/25/47 (j)		5,473	4,527,585

			36,248,988

Total Collateralized Mortgage Obligations (cost $85,516,831)			89,012,212

GOVERNMENTS - TREASURIES - 5.5%
Brazil - 1.2%
Brazil Notas do Tesouro Nacional Series F
10.00%, 1/01/17	BRL	9,340	4,105,120
Brazilian Government International Bond
8.50%, 1/05/24		5,100	2,102,763
12.50%, 1/05/22		18,632	9,748,744

			15,956,627

Colombia - 0.0%
Colombia Government International Bond
9.85%, 6/28/27	COP	756,000	516,816

	Principal Amount (000)		U.S. $ Value
Indonesia - 0.4%
Indonesia - Recap Linked Note (JPMC)
10.00%, 7/18/17	IDR	47,971,000	$5,431,477

Philippines - 0.3%
Philippine Government International Bond
6.25%, 1/14/36	PHP	143,000	3,508,796

Portugal - 0.1%
Portugal Obrigacoes do Tesouro OT
3.85%, 4/15/21	EUR	1,087	1,207,819

Russia - 0.2%
Russian Federal Bond - OFZ Series 6204
7.50%, 3/15/18	RUB	93,062	2,920,962

South Africa - 0.6%
South Africa Government Bond
Series R204
8.00%, 12/21/18	ZAR	10,750	1,133,154
Series R207
7.25%, 1/15/20		60,872	6,124,795
Series R208
6.75%, 3/31/21		490	47,546

			7,305,495

Turkey - 0.6%
Turkey Government Bond
9.00%, 1/27/16	TRY	15,364	8,165,037

United States - 2.1%
U.S. Treasury Bonds
2.75%, 8/15/42 (n)	U.S.$	4,336	3,742,510
3.875%, 8/15/40 (a)		3,700	3,999,471
4.75%, 2/15/37		2,350	2,899,312
5.375%, 2/15/31 (a)		2,252	2,933,581
5.50%, 8/15/28 (a)		2,276	2,961,645
6.125%, 8/15/29 (a)		2,125	2,956,075
6.625%, 2/15/27 (a)		2,092	2,979,138
U.S. Treasury Notes
1.625%, 11/15/22 (a)		5,000	4,667,580

			27,139,312

Total Governments - Treasuries (cost $78,237,671)			72,152,341

BANK LOANS - 5.0%
Industrial - 4.9%
Basic - 0.4%
Arysta LifeScience Corporation
4.50%, 5/29/20 (j)		2,000	1,978,760
FMG Resources (August 2006) Pty. Ltd. (FMG America Finance, Inc.)
5.25%, 10/18/17 (j)		1,911	1,897,723
Macdermid, Incorporated
7.75%, 12/07/20 (j)		500	504,375

	Principal Amount (000)		U.S. $ Value
Unifrax Holding Co.
5.25%, 11/01/18 (j)	EUR	746	$966,500

			5,347,358

Capital Goods - 0.1%
Serta Simmons Holdings LLC
5.00%, 10/01/19 (j)	U.S.$	1,397	1,395,103

Communications-Media - 0.2%
Clear Channel Communications, Inc.
3.85%, 1/29/16 (j)		124	112,817
TWCC Holding Corp.
12/11/20 (o)		2,100	2,110,500

			2,223,317

Consumer Cyclical - Automotive - 0.8%
Exide Technologies
10/09/14		5,000	4,962,500
Navistar, Inc.
5.75%, 8/17/17 (j)		875	875,000
TI Group Automotive Systems LLC
5.50%, 3/28/19 (j)		2,231	2,251,443
Veyance Technologies, Inc.
5.25%, 9/08/17 (j)		2,494	2,465,695

			10,554,638

Consumer Cyclical - Entertainment - 0.6%
Alpha Topco Limited (Formula One)
4/30/19 (o)		3,000	2,985,767
ClubCorp Club Operations, Inc.
5.00%, 11/30/16 (j)		1,291	1,304,108
Harrah’s Las Vegas Propco LLC
3.68%, 2/13/14 (j)		1,500	1,384,380
Kasima, LLC (Digital Cinema Implementation Partners, LLC)
3.25%, 5/17/21 (j)(o)		750	746,250
Station Casinos LLC
5.00%, 3/02/20 (j)		1,995	1,992,506

			8,413,011

Consumer Cyclical - Other - 0.2%
Las Vegas Sands LLC
2.70%, 11/23/16 (j)		470	468,246
New HB Acquisition, LLC
6.75%, 4/09/20 (j)		2,000	2,033,340

			2,501,586

Consumer Cyclical - Retailers - 0.4%
Bass Pro Group LLC
4.00%, 11/20/19 (j)		977	975,459

	Principal Amount (000)		U.S. $ Value
Harbor Freight Tools USA, Inc./Central Purchasing LLC
6.50%, 11/14/17 (j)	U.S.$	1,290	$1,295,553
J.C. Penney Corporation Inc.
6.00%, 5/22/18 (j)		2,250	2,251,597
Rite Aid Corporation
5.75%, 8/21/20 (j)		500	506,250

			5,028,859

Consumer Non-Cyclical - 0.8%
Air Medical Group Holdings, Inc.
6.50%, 6/30/18 (j)		1,368	1,381,806
Air Medical Holding LLC
7.63%, 5/31/18 (j)		4,000	4,000,000
BJ’s Wholesale Club, Inc.
9.75%, 3/26/20 (j)		1,400	1,424,500
Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.)
6.50%, 12/29/17 (j)		2,500	2,479,700
H.J. Heinz Company
3.50%, 6/05/20 (j)		700	699,202
Par Pharmaceutical Companies, Inc. (Par Pharmaceutical, Inc.)
4.25%, 9/30/19 (j)		594	588,916

			10,574,124

Energy - 0.1%
Citgo Petroleum Corporation
9.00%, 6/24/17 (j)		1,061	1,071,990

Other Industrial - 0.1%
Accudyne Industries Borrower S.C.A./Accudyne Industries, LLC (fka Silver II US Holdings, LLC)
4.00%, 12/13/19 (j)		1,119	1,109,346
Gavilon Group LLC, The
6.50%, 12/06/16 (j)		340	339,364

			1,448,710

Services - 0.5%
Supervalu Inc.
5.00%, 3/21/19 (j)		2,243	2,225,464
Travelport LLC (fka Travelport Inc.)
9.50%, 1/31/16 (j)		4,095	4,192,500

			6,417,964

Technology - 0.7%
Alcatel-Lucent USA Inc.
7.25%, 1/30/19 (j)		1,791	1,805,185

	Principal Amount (000)		U.S. $ Value
Blackboard, Inc.
11.50%, 4/04/19 (j)	U.S.$	3,200	$3,237,344
MMI International Ltd.
7.25%, 11/02/18 (j)(o)		2,000	1,940,000
Smart Modular Technologies (Global), Inc.
8.25%, 8/26/17 (j)		1,838	1,651,355

			8,633,884

			63,610,544

Non Corporate Sectors - 0.1%
Foreign Local Government - Municipal - 0.1%
Education Management LLC
4.31%, 6/01/16 (j)		1,882	1,627,522

Financial Institutions - 0.0%
REITS - 0.0%
iStar Financial, Inc.
5.25%, 3/19/16 (j)		44	44,451

Total Bank Loans (cost $64,609,800)			65,282,517

EMERGING MARKETS - CORPORATE BONDS - 4.8%
Financial Institutions - 0.4%
Banking - 0.2%
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.50%, 9/26/19 (b)		1,216	1,224,389
Banco de Reservas de LA Republica Dominicana
7.00%, 2/01/23 (b)		1,906	1,906,000

			3,130,389

Finance - 0.2%
Sistema JSFC via Sistema International Funding SA
6.95%, 5/17/19 (b)		2,500	2,596,260

			5,726,649

Industrial - 4.4%
Basic - 0.5%
Sappi Papier Holding GmbH
7.75%, 7/15/17 (b)		678	715,290
Severstal OAO Via Steel Capital SA
5.90%, 10/17/22 (a)(b)		2,173	1,990,067
Usiminas Commercial Ltd.
7.25%, 1/18/18 (a)(b)		2,428	2,537,260
Vedanta Resources PLC
6.00%, 1/31/19 (b)		1,117	1,078,779

			6,321,396

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.5%
Cemex Espana Luxembourg
9.25%, 5/12/20 (b)	U.S.$	182	$192,010
9.875%, 4/30/19 (b)(j)		3,299	3,562,920
Cemex Finance LLC
9.375%, 10/12/22 (a)(b)		587	636,291
Rearden G Holdings EINS GmbH
7.875%, 3/30/20 (b)		1,200	1,224,000
Servicios Corporativos Javer SAPI de CV
9.875%, 4/06/21 (a)(b)		651	592,410

			6,207,631

Communications - Media - 0.6%
Central European Media Enterprises Ltd.
11.625%, 9/15/16 (b)	EUR	1,231	1,710,488
Columbus International, Inc.
11.50%, 11/20/14 (b)	U.S.$	4,160	4,482,400
European Media Capital SA
10.00%, 2/01/15 (i)(l)		1,574	1,495,514

			7,688,402

Communications - Telecommunications - 0.7%
Digicel Ltd.
6.00%, 4/15/21 (b)		750	708,750
Empresa de Telecomunicaciones de Bogota
7.00%, 1/17/23 (b)	COP	1,440,000	708,129
MTS International Funding Ltd.
8.625%, 6/22/20 (b)	U.S.$	2,495	2,931,625
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125%, 4/30/18 (b)		1,500	1,706,250
VimpelCom Holdings BV
7.504%, 3/01/22 (b)		1,300	1,345,500
9.00%, 2/13/18 (b)	RUB	80,000	2,398,533

			9,798,787

Consumer Cyclical - Other - 0.2%
Peermont Global Pty Ltd.
7.75%, 4/30/14 (b)	EUR	1,000	1,282,125
Studio City Finance Ltd.
8.50%, 12/01/20 (b)	U.S.$	1,630	1,756,325

			3,038,450

Consumer Cyclical - Retailers - 0.2%
Edcon Holdings Pty Ltd.
5.709%, 6/15/15 (b)(j)	EUR	1,066	1,214,114
Edcon Pty Ltd.
9.50%, 3/01/18 (b)		625	752,516

			1,966,630

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 1.3%
Corp. Azucarera del Peru SA
6.375%, 8/02/22 (b)	U.S.$	652	$657,853
Cosan Luxembourg SA
9.50%, 3/14/18 (b)	BRL	2,042	850,699
Foodcorp Pty Ltd.
8.75%, 3/01/18 (b)	EUR	827	1,151,817
Hypermarcas SA
6.50%, 4/20/21 (b)	U.S.$	885	889,425
JBS Finance II Ltd.
8.25%, 1/29/18 (b)		2,400	2,436,000
JBS USA LLC/JBS USA Finance, Inc.
8.25%, 2/01/20 (b)		1,122	1,186,515
Marfrig Holding Europe BV
8.375%, 5/09/18 (a)(b)		3,116	2,929,040
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a)(b)		2,187	2,167,864
Minerva Luxembourg SA
7.75%, 1/31/23 (a)(b)		2,400	2,388,000
Tonon Bioenergia SA
9.25%, 1/24/20 (b)		1,820	1,642,457
USJ Acucar e Alcool SA
9.875%, 11/09/19 (a)(b)		600	594,000

			16,893,670

Energy - 0.1%
Golden Close Maritime Corp., Ltd.
11.00%, 12/09/15		1,206	1,275,585

Transportation - Airlines - 0.2%
TAM Capital 3, Inc.
8.375%, 6/03/21 (b)		2,505	2,567,625

Transportation - Services - 0.1%
Inversiones Alsacia SA
8.00%, 8/18/18 (a)(b)		1,883	1,592,526

			57,350,702

Total Emerging Markets - Corporate Bonds (cost $62,441,839)			63,077,351

EMERGING MARKETS - SOVEREIGNS - 4.2%
Argentina - 1.5%
Argentina Boden Bonds
7.00%, 10/03/15 (a)		14,209	12,101,743
Argentina Bonar Bonds Series X
7.00%, 4/17/17 (a)		8,950	6,760,979
Argentine Republic Government International Bond
7.82%, 12/31/33	EUR	920	664,448

			19,527,170

	Principal Amount (000)		U.S. $ Value
Dominican Republic - 0.7%
Dominican Republic International Bond
8.625%, 4/20/27 (b)	U.S.$	8,385	$9,600,825

El Salvador - 0.7%
El Salvador Government International Bond
7.375%, 12/01/19 (b)		705	777,263
7.625%, 9/21/34 (b)		762	815,340
7.65%, 6/15/35 (b)		6,996	6,838,590

			8,431,193

Ghana - 0.2%
Republic of Ghana
8.50%, 10/04/17 (a)(b)		2,983	3,147,065

Ivory Coast - 0.8%
Ivory Coast Government International Bond
5.75%, 12/31/32 (b)		12,347	10,124,540

Nigeria - 0.1%
Nigeria - Recap Linked (HSBC)
15.10%, 5/02/17 (b)	NGN	98,000	628,893

Serbia - 0.2%
Republic of Serbia
6.75%, 11/01/24 (b)	U.S.$	441	439,481
7.25%, 9/28/21 (b)		2,467	2,541,010

			2,980,491

Total Emerging Markets - Sovereigns (cost $44,314,447)			54,440,177

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.6%
Non-Agency Fixed Rate CMBS - 2.3%
Banc of America Re-REMICs Trust Series 2009-UB1, Class A4B
5.698%, 6/24/50 (b)		3,500	3,564,960
Commercial Mortgage Pass-Through Certificates Series 2006-C4, Class AM
5.509%, 9/15/39		5,900	6,331,756
GS Mortgage Securities Corp. II Series 2011-GC5, Class C
5.474%, 8/10/44 (b)		3,152	3,266,213
GS Mortgage Securities Trust Series 2006-GG6, Class AJ
5.822%, 4/10/38		1,484	1,442,339
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-CB19, Class AM
5.901%, 2/12/49		3,519	3,813,248
Series 2007-LD11, Class AM
6.003%, 6/15/49		5,105	5,111,279
Series 2007-LDPX, Class AM
5.464%, 1/15/49		798	798,999

	Principal Amount (000)			U.S. $ Value
LB-UBS Commercial Mortgage Trust Series 2007-C2, Class AM
5.493%, 2/15/40	U.S.$		2,204	$2,257,289
Merrill Lynch Mortgage Trust Series 2005-CIP1, Class AJ
5.137%, 7/12/38			2,000	2,068,924
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Class AM
5.818%, 5/15/46			400	441,022
WFDB Commercial Mortgage Trust Series 2011-BXR, Class E
6.403%, 7/05/24 (b)			943	955,914

				30,051,943

Non-Agency Floating Rate CMBS - 0.3%
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2007-5, Class AM
5.772%, 2/10/51 (c)			2,877	3,101,473
Commercial Mortgage Pass Through Certificates Series 2007-FL14, Class C
0.493%, 6/15/22 (b)(j)			399	373,334
WFRBS Commercial Mortgage Trust Series 2011-C4, Class D
5.417%, 6/15/44 (b)(c)			1,022	1,007,873

				4,482,680

Total Commercial Mortgage-Backed Securities (cost $27,955,789)				34,534,623

QUASI-SOVEREIGNS - 2.3%
Quasi-Sovereign Bonds - 2.3%
Indonesia - 0.1%
Majapahit Holding BV
7.875%, 6/29/37 (b)			699	810,840
8.00%, 8/07/19 (b)			330	371,250

				1,182,090

Kazakhstan - 0.4%
KazMunaiGaz Finance Sub BV
6.375%, 4/09/21 (b)			2,450	2,658,250
KazMunayGas National Co. JSC
7.00%, 5/05/20 (b)			2,358	2,664,540

				5,322,790

Russia - 1.2%
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.299%, 5/15/17 (b)			1,227	1,302,092
7.75%, 5/29/18 (b)			11,600	12,992,000
8.70%, 3/17/16 (b)		RUB	50,700	1,542,160

				15,836,252

	Principal Amount (000)		U.S. $ Value
Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 8/14/19 (b)	U.S.$	1,675	$2,085,375

Ukraine - 0.2%
National JSC Naftogaz of Ukraine
9.50%, 9/30/14		2,542	2,535,645

United States - 0.2%
Citgo Petroleum Corp.
11.50%, 7/01/17 (b)		2,919	3,240,090

Total Quasi-Sovereigns (cost $24,791,190)			30,202,242

	Shares
PREFERRED STOCKS - 1.8%
Financial Institutions - 1.8%
Banking - 0.8%
Citigroup Capital XIII
7.875% (c)		49,625	1,382,056
CoBank ACB
6.25% (b)		7,925	814,047
Goldman Sachs Group, Inc. (The)
5.50%		83,975	2,027,157
US Bancorp/MN
6.50%		100,000	2,810,000
Zions Bancorporation
9.50%		138,946	3,529,228

			10,562,488

Finance - 0.1%
Brandywine Realty Trust Series E
6.90%		30,425	797,135

Insurance - 0.2%
Hartford Financial Services Group, Inc.
7.875%		75,000	2,211,000
XLIT Ltd.
3.397% (j)		600	516,937

			2,727,937

Other Finance - 0.2%
RBS Capital Funding Trust V Series E
5.90%		111,000	2,342,100

REITS - 0.5%
CapLease, Inc. Series C
7.25%		19,000	482,125

Company	Shares		U.S. $ Value
Cedar Realty Trust, Inc. Series B
7.25%		24,651	$633,531
Health Care REIT, Inc.
6.50%		39,075	987,425
Hersha Hospitality Trust
6.875%		31,800	771,786
Sabra Health Care REIT, Inc.
7.125%		145,600	3,666,208
Sovereign Real Estate Investment Trust
12.00% (b)		185	235,936

			6,777,011

			23,206,671

Industrial - 0.0%
Basic - 0.0%
ArcelorMittal
6.00%		8,975	168,460

Total Preferred Stocks (cost $21,499,613)			23,375,131

	Principal Amount (000)
EMERGING MARKETS - TREASURIES - 1.2%
Costa Rica - 0.3%
Republic of Costa Rica
10.58%, 6/22/16 (b)	CRC	1,025,000	2,046,858
11.13%, 3/28/18 (b)		644,200	1,268,591

			3,315,449

Dominican Republic - 0.5%
Dominican Republic International Bond
16.00%, 7/10/20 (b)	DOP	229,800	7,209,682

Indonesia - 0.3%
Indonesia - Recap Linked Note (JPMC)
9.50%, 5/17/41	IDR	27,844,000	3,301,443

Nigeria - 0.1%
Nigeria Government Bond Series 10YR
16.39%, 1/27/22	NGN	163,000	1,120,110

Total Emerging Markets - Treasuries (cost $14,676,022)			14,946,684

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 1.1%
United States - 1.1%
Buckeye OH Tobacco Settlement Fin Auth Series 2007A-2
5.875%, 6/01/47	U.S.$	1,700	1,370,557
California GO
7.60%, 11/01/40		750	1,015,680
7.95%, 3/01/36		1,915	2,272,550
Golden St Tobacco Securitization CA Series 2007A-1

	Principal Amount (000)		U.S. $ Value
5.125%, 6/01/47	U.S.$	3,035	$2,332,307
Illinois GO
7.35%, 7/01/35		1,915	2,110,158
Tobacco Settlement Auth IA Series 2005C
5.625%, 6/01/46		1,920	1,662,854
Tobacco Settlement Fin Corp. MI Series 2007A
6.00%, 6/01/48		1,630	1,354,579
Tobacco Settlement Fin Corp. NJ Series 2007 1A
5.00%, 6/01/41		1,010	803,990
Tobacco Settlement Fin Corp. VA Series 2007B1
5.00%, 6/01/47		1,095	785,465

Total Local Governments-Municipal Bonds (cost $13,464,795)			13,708,140

GOVERNMENTS - SOVEREIGN AGENCIES - 1.0%
Norway - 0.1%
Eksportfinans ASA
2.00%, 9/15/15		133	127,680
2.375%, 5/25/16		1,551	1,485,083

			1,612,763

Russia - 0.5%
VTB Bank OJSC Via VTB Capital SA
6.875%, 5/29/18 (b)		6,315	6,693,900

Spain - 0.1%
Instituto de Credito Oficial
4.53%, 3/17/16	CAD	1,300	1,222,732

United Arab Emirates - 0.3%
Dubai Holding Commercial Operations MTN Ltd.
6.00%, 2/01/17	GBP	2,300	3,393,239

Total Governments-Sovereign Agencies (cost $12,333,367)			12,922,634

ASSET-BACKED SECURITIES - 0.8%
Home Equity Loans - Fixed Rate - 0.7%
Countrywide Asset-Backed Certificates Series 2005-7, Class AF5W
5.054%, 10/25/35	U.S.$	895	837,391
CSAB Mortgage Backed Trust Series 2006-2, Class A6A
5.72%, 9/25/36		1,341	1,087,519
GSAA Home Equity Trust Series 2005-12, Class AF5
5.659%, 9/25/35		1,800	1,556,748
Series 2006-10, Class AF3
5.985%, 6/25/36		1,609	898,303
Lehman XS Trust Series 2006-17, Class WF32
5.55%, 11/25/36		2,021	1,696,394
Series 2007-6, Class 3A5

	Principal Amount (000)		U.S. $ Value
5.72%, 5/25/37	U.S.$	726	$686,332
Morgan Stanley Mortgage Loan Trust
Series 2006-15XS, Class A3
5.988%, 11/25/36		1,628	991,627
Series 2007-8XS, Class A2
6.00%, 4/25/37		1,588	1,112,393

			8,866,707

Home Equity Loans - Floating Rate – 0.1%
GSAA Home Equity Trust
Series 2006-6, Class AF4
5.738%, 3/25/36 (j)		2,309	1,405,265
Series 2006-6, Class AF5
5.738%, 3/25/36 (j)		855	520,623

			1,925,888

Total Asset-Backed Securities (cost $10,161,217)			10,792,595

GOVERNMENTS - SOVEREIGN BONDS – 0.7%
Croatia – 0.3%
Croatia Government International Bond
6.625%, 7/14/20 (b)		4,000	4,242,080

Nigeria – 0.1%
Nigeria - Recap Linked (Citi)
7.55%, 5/01/17 (b)	NGN	99,400	633,352
15.10%, 5/01/17 (b)		94,100	599,581

			1,232,933

United Arab Emirates – 0.3%
Emirate of Dubai Government International Bonds
7.75%, 10/05/20 (b)	U.S.$	3,310	3,823,050

Total Governments - Sovereign Bonds (cost $8,740,957)			9,298,063

LOCAL GOVERNMENTS - REGIONAL BONDS – 0.5%
Argentina – 0.1%
Provincia de Cordoba
12.375%, 8/17/17 (b)		2,341	1,720,635

Colombia – 0.4%
Bogota Distrito Capital
9.75%, 7/26/28 (b)	COP	7,758,000	5,127,094

Total Local Governments - Regional Bonds (cost $5,652,262)			6,847,729

INFLATION-LINKED SECURITIES – 0.3%
Uruguay – 0.3%
Uruguay Government International Bond 4.25%, 4/05/27 (cost $2,787,677)	UYU	62,863	3,516,349

	Shares		U.S. $ Value
COMMON STOCKS - 0.2%
American Media Operations, Inc. (f)(i)		19,908	$49,770
AOT Bedding Super Holdings, LLC (f)(i)		52	188,680
Gallery Media (i)(p)		591	797,850
Greektown Superholdings, Inc. (f)(h)(i)		692	62,280
Keystone Automotive Operations, Inc. (f)(i)		106,736	1,161,291
Merisant Co. (f)(i)		999	84,946
Neenah Enterprises, Inc. (f)(h)(i)		58,200	378,300
New Cotai LLC (f)(i)		3	72,675
U.S. Shipping Corp. (f)(i)		31,398	0

Total Common Stocks (cost $3,445,726)			2,795,792

	Principal Amount (000)
SUPRANATIONALS - 0.1%
Eurasian Development Bank 7.375%, 9/29/14 (b) (cost $1,702,945)	U.S.$	1,690	1,790,977

	Contracts
OPTIONS PURCHASED - PUTS - 0.1%
Options on Funds and Investment Trusts - 0.1%
SPDR S&P 500 ETF Trust Expiration: Aug 2013, Exercise Price: $ 156.00 (h)(q)		1,712	392,904
SPDR S&P 500 ETF Trust Expiration: Sep 2013, Exercise Price: $ 147.00 (h)(q)		2,340	407,160
SPDR S&P 500 ETF Trust Expiration: Sep 2013, Exercise Price: $ 149.00 (h)(q)		1,664	342,784

Total Options Purchased - Puts (cost $1,536,890)			1,142,848

	Shares
WARRANTS - 0.0%
Alion Science and Technology Corp., expiring 11/01/14 (h)(i)(l)		900	0
Fairpoint Communications, Inc., expiring 1/24/18 (f)(h)(i)		9,725	0
iPayment Holdings, Inc., expiring 11/15/18 (f)(h)(i)		1,142	0
Talon Equity Co. NV, expiring 11/24/15 (f)(h)(i)		1,059	0

Total Warrants (cost $0)			0

	Shares		U.S. $ Value
SHORT-TERM INVESTMENTS - 2.5%
Investment Companies - 1.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (r) (cost $16,898,411)		16,898,411	$16,898,411

	Principal Amount (000)
Repurchase Agreements - 1.2%
JPMorgan Chase 0.09%, dated 3/28/13 due 4/01/13 in the amount of $75,501,258 (collateralized by $76,712,600 U.S. Treasury Note, 0.375%, due 4/15/15, value $77,010,058) (a) (cost $15,660,000)	U.S.$	15,660	15,660,000

Total Investments - 108.8% (cost $1,359,258,677) (s)			1,421,593,852
Other assets less liabilities - (8.8)%			(114,876,457)

Net Assets - 100.0%			$1,306,717,395

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	747	September 2013	$164,480,062	$164,340,000	$(140,062)
U.S. T-Note 5 Yr (CBT) Futures	1,193	September 2013	146,272,991	144,408,928	(1,864,063)

					$(2,004,125)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CHF	448	USD	460	7/03/13	$(13,818)
BNP Paribas SA	USD	27,891	MXN	345,600	7/11/13	(1,240,994)
BNP Paribas SA	TRY	25,511	USD	13,562	7/19/13	367,525
BNP Paribas SA	USD	3,723	JPY	350,737	7/19/13	(186,569)
Brown Brothers Harriman & Co.	USD	42	ZAR	430	7/19/13	962
Brown Brothers Harriman & Co.	GBP	44,832	USD	69,180	8/07/13	1,009,090
Citibank	COP	7,204,138	USD	3,810	7/25/13	70,070
Citibank	EUR	86,917	USD	113,760	8/07/13	607,747
Citibank	USD	3,270	RUB	108,409	8/23/13	1,948
Deutsche Bank	USD	9,691	INR	541,509	7/12/13	(618,126)
Deutsche Bank	CAD	32,127	USD	31,037	7/18/13	501,199
Goldman Sachs	JPY	2,858,261	USD	28,311	7/19/13	(509,538)
Goldman Sachs	USD	3,735	TRY	7,079	7/19/13	(74,169)
Goldman Sachs	USD	1,578	BRL	3,579	8/02/13	14,767

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	PEN	17,346	USD	6,343	7/25/13	$122,256
Morgan Stanley	USD	1,345	AUD	1,400	7/25/13	(66,954)
Royal Bank of Scotland	USD	14,046	TRY	26,603	7/19/13	(287,073)
Royal Bank of Scotland	ZAR	74,331	USD	7,458	7/19/13	(42,218)
Royal Bank of Scotland	AUD	60,716	USD	57,447	7/25/13	2,015,837
Royal Bank of Scotland	USD	1,945	GBP	1,261	8/07/13	(27,852)
Standard Chartered Bank	BRL	37,719	USD	18,246	7/02/13	1,342,293
Standard Chartered Bank	USD	17,024	BRL	37,719	7/02/13	(120,165)
UBS Securities LLC	BRL	37,719	USD	17,024	7/02/13	120,165
UBS Securities LLC	USD	16,724	BRL	37,719	7/02/13	180,268
UBS Securities LLC	IDR	98,604,201	USD	10,022	7/12/13	211,044
UBS Securities LLC	USD	2,355	HUF	531,235	7/22/13	(15,711)
UBS Securities LLC	BRL	34,551	USD	15,156	8/02/13	(217,725)

						$3,144,259

CURRENCY OPTIONS WRITTEN

Description	Exercise Price		Expiration Date	Contracts		Premiums Received	Market Value
Call - AUD vs. USD	AUD	90.85	07/23/13	AUD	29,719,318	$361,530	$(357,904)
Put - AUD vs. USD		93.90	07/10/13		28,500,000	323,011	(785,198)

							$(1,143,102)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counterparty	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
CDX NAHY-20 5 Year Index	Bank of America, NA	Sell	1.01%	8/21/13	$32,300	$452,200	$(403,161)
CDX NAHY-20 5 Year Index	Barclays Bank PLC	Sell	0.96	9/18/13	23,400	99,450	(153,372)
CDX NAHY-20 5 Year Index	Barclays Bank PLC	Sell	0.96	9/18/13	23,400	98,280	(153,372)
CDX NAHY-20 5 Year Index	JPMorgan Chase Bank, NA	Sell	1.00	9/18/13	17,000	340,000	(242,391)
CDX NAHY-20 5 Year Index	JPMorgan Chase Bank, NA	Sell	1.00	9/18/13	17,000	326,400	(242,391)

						$1,316,330	$(1,194,687)

CENTRALLY CLEARED SWAPS

			Rate Type
Broker/ (Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME)	$27,470	5/01/15	0.348%	3 Month LIBOR	$63,576

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	$167,000	10/29/14	0.410%	3 Month LIBOR	$(58,509)
Credit Suisse International	48,000	1/31/15	0.435%	3 Month LIBOR	(60,890)
Credit Suisse International	137,950	4/08/18	0.925%	3 Month LIBOR	3,386,814

					$3,267,415

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2012	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA:
Fiat SpA,
5.625%, 6/12/17, 6/20/18*	(5.00)%	4.87%	EUR	785	$(4,899)	$(27,750)	$22,851
Fiat SpA,
5.625%, 6/12/17, 6/20/18*	(5.00)	4.87	610	(3,807)	(25,082)	21,275
Barclays Bank PLC:
Alcatel-Lucent USA, Inc.,
6.50%, 1/15/28, 3/20/17*	(5.00)	4.78	$	600	(2,098)	43,229	(45,327)
Fifth & Pacific Companies, Inc.,
5.00% 7/08/13, 12/20/13*	(5.00)	0.22	440	(10,932)	1,642	(12,574)
Nokia OYJ,
6.75%, 2/04/19, 9/20/14*	(5.00)	1.96	4,400	(172,395)	216,661	(389,056)
The McClatchy Co.,
5.75%, 9/01/17, 12/20/13*	(5.00)	1.36	440	(8,447)	3,079	(11,526)
Credit Suisse International:
CDX-NAHY
Series 17 5 Year Index, 12/20/16*	(5.00)	3.23	2,880	(166,400)	(199,889)	33,489
Goldman Sachs Bank USA:
CDX-NAHY
Series 11 5 Year Index, 12/20/13*	– 0	–	65.29	1,151	311,078	119,344	191,734

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2012	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA:
MBIA, Inc.,
6.625%, 10/01/28, 12/20/13*	(5.00)%	0.65%	$	890	$(20,234)	$17,478	$(37,712)
Morgan Stanley Capital Services LLC:
AK Steel Holding Corp.,
7.625%, 5/15/20, 6/20/15*	(5.00)	8.31		1,331	86,891	37,779	49,112
AK Steel Holding Corp.,
7.625%, 5/15/20, 6/20/15*	(5.00)	8.31		1,332	86,956	40,797	46,159
Fiat SpA,
6.625% 2/15/13, 12/20/17*	(5.00)	4.47	EUR	620	(16,456)	40,561	(57,017)
Fiat SpA,
6.625%, 2/15/13, 12/20/17*	(5.00)	4.47		890	(23,622)	59,337	(82,959)
Sale Contracts
Bank of America, NA:
Boyd Gaming Corp.,
6.75%, 4/15/14, 3/20/16*	5.00	2.75	$	2,000	131,378	(74,894)	206,272
CDX-NAIG
Series 19 5 Year Index, 12/20/17*	1.00	3.79		1,054	(124,409)	(166,855)	42,446
CDX-NAIG
Series 19 5 Year Index, 12/20/17*	1.00	3.79		527	(62,204)	(83,336)	21,132
HCA, Inc.,
6.375% 1/15/15, 6/20/17*	5.00	2.46		2,000	190,099	14,847	175,252
iTraxx Europe-9 10 Year Index, 6/20/18*	3.00	5.37	EUR	374	(52,144)	(47,553)	(4,591)
iTraxx Europe-9 10 Year Index, 6/20/18*	3.00	5.37		374	(52,144)	(46,263)	(5,881)
iTraxx Europe-9 10 Year Index, 6/20/18*	3.00	5.37		374	(52,144)	(46,095)	(6,049)
iTraxx Europe-9 10 Year Index, 6/20/18*	3.00	5.37		1,869	(260,718)	(252,652)	(8,066)
Sanmina -SCI Corp.,
8.125%, 3/01/16, 6/20/17*	5.00	2.51	$	1,900	175,061	(85,788)	260,849
Barclays Bank PLC:
Advanced Micro Devices, Inc.,
7.750%, 8/01/20, 3/20/16*	5.00	3.99		2,000	46,171	(125,878)	172,049
Advanced Micro Devices, Inc.,
7.750%, 8/01/20, 3/20/16*	5.00	3.99		1,450	33,475	(110,820)	144,295
AK Steel Corp.,
7.625% 5/15/20, 6/20/17*	5.00	11.90		1,270	(252,453)	(126,818)	(125,635)
Alcatel-Lucent USA Inc.,
6.50% 1/15/28, 6/20/16*	5.00	3.58		2,000	70,424	64,888	5,536

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2012	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Amkor Technology, Inc.,
7.375%, 5/01/18, 6/20/18*	5.00%	4.92%	$	1,695	$4,205	$27,785	$(23,580)
Amkor Technology, Inc.,
7.375%, 5/01/18, 6/20/18*	5.00	4.92		1,885	4,677	30,900	(26,223)
CDX-NAHY
Series 17 5 Year Index, 12/20/16*	5.00	3.23		17,760	1,026,134	(1,105,667)	2,131,801
CDX-NAIG
Series 15 5 Year Index, 12/20/15*	1.00	1.71		1,400	(24,052)	(111,568)	87,516
Clear Channel Communications, Inc.,
6.875%, 6/15/18, 12/20/14*	5.00	7.32		1,500	(52,757)	(108,839)	56,082
Clear Channel Communications, Inc.,
6.875%, 6/15/18, 3/20/16*	5.00	10.77		700	(99,402)	(161,428)	62,026
Community Health Systems, Inc.,
8.875%, 7/15/15, 6/20/16*	5.00	1.71		2,000	189,781	(37,231)	227,012
Freescale Semiconductor, Inc.,
8.875%, 12/15/14, 6/20/16*	5.00	2.93		1,420	78,103	(23,125)	101,228
Health Management Associates, Inc.,
6.125%, 4/15/16, 6/20/17*	5.00	2.10		1,900	207,730	(9,056)	216,786
MGM Resorts International,
7.625%, 1/15/17, 6/20/18*	5.00	3.96		246	11,077	15,796	(4,719)
Nokia OYJ,
6.75%, 2/04/19, 9/20/17*	5.00	5.07		2,740	(2,713)	(419,909)	417,196
NXP BV,
8.625% 10/15/13, 3/20/16*	5.00	1.65		1,350	118,735	44,081	74,654
NXP BV,
8.625%, 10/15/13, 3/20/18*	5.00	3.21	EUR	412	40,875	26,746	14,129
Citibank, NA:
CDX-NAHY
Series 17 5 Year Index, 12/20/16*	5.00	3.23	$	1,772	102,391	(140,407)	242,798
CDX-NAIG
Series 9 10 Year Index, 12/20/17*	5.00	5.99		300	(11,795)	(39,739)	27,944
MGM Resorts International,
7.625%, 1/15/17, 6/20/18*	5.00	3.96		325	14,635	21,462	(6,827)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2012	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International:
American Axle & Manufacturing, Inc.,
7.875%, 3/01/17, 06/20/18*	5.00%	3.46%	$2,090	$142,477	$41,150	$101,327
CDX-NAHY
Series 15 5 Year Index, 12/20/15*	5.00	2.04	3,500	260,697	(190,962)	451,659
CDX-NAHY
Series 15 5 Year Index, 12/20/15*	5.00	2.04	3,100	230,472	(170,279)	400,751
Goodyear Tire & Rubber Co.,
7.00%, 3/15/28, 6/20/18*	5.00	4.28	1,250	38,336	11,698	26,638
Levi Strauss & Co.,
7.625% 5/15/20, 12/20/17*	5.00	2.81	1,330	120,438	(11,505)	131,943
MGM Resorts International,
7.625%, 1/15/17, 6/20/18*	5.00	3.96	119	5,359	8,183	(2,824)
United States Steel Corp.,
6.65%, 6/01/37, 12/20/17*	5.00	5.70	660	(19,117)	(51,545)	32,428
Wind Acquisition Finance S.A.,
11.00%, 12/01/15, 6/20/16*	5.00	4.24	3,300	64,517	88,741	(24,224)
Deutsche Bank AG:
CDX-NAIG
Series 19 5 Year Index, 12/20/17*	1.00	3.79	524	(61,854)	(89,772)	27,918
CDX-NAIG
Series 19 5 Year Index, 12/20/17*	1.00	3.79	176	(20,811)	(24,193)	3,382
Goldman Sachs Bank USA:
American Axle & Manufacturing, Inc.,
7.875%, 3/01/17, 06/20/18*	5.00	3.46	1,509	102,870	21,515	81,355
CDX-NAHY
Series 15 3 Year Index, 12/20/13*	5.00	7.16	11,044	(96,683)	241,967	(338,650)
CDX-NAIG
Series 15 5 Year Index, 12/20/15*	1.00	1.71	2,150	(36,878)	(159,442)	122,564
CDX-NAIG
Series 19 5 Year Index, 12/20/17*	1.00	3.79	1,053	(124,317)	(181,303)	56,986
CDX-NAIG
Series 19 5 Year Index, 12/20/17*	1.00	3.79	527	(62,205)	(84,603)	22,398
CDX-NAIG
Series 9 10 Year Index, 12/20/17*	5.00	5.99	300	(11,794)	(40,850)	29,056
Chesapeake Energy Corp.,
6.625%, 8/15/20, 6/20/17*	5.00	2.83	2,100	168,539	(117,884)	286,423

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2012	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
ConvaTec Healthcare E S.A.,
10.875%, 12/15/18, 6/20/17*	5.00%	3.96%	EUR	1,440	$68,268	$(230,275)	$298,543
J.C. Penney Co. Inc.,
6.375% 10/15/36, 12/20/17*	5.00	7.33	$	1,450	(121,383)	(121,200)	(183)
KB Home,
6.25% 6/15/15, 6/20/17*	5.00	2.73		1,250	104,855	(105,955)	210,810
Mediacom LLC,
9.125%, 8/15/19, 3/20/16*	5.00	1.32		2,750	263,198	(64,698)	327,896
United States Steel Corp.,
6.65%, 6/01/37, 9/20/17*	5.00	5.44		350	(5,262)	(24,280)	19,018
United States Steel Corp.,
6.65%, 6/01/37, 9/20/17*	5.00	5.44		345	(5,187)	(23,584)	18,397
JPMorgan Chase Bank, NA:
CDX-NAIG
Series 9 10 Year Index, 12/20/17*	5.00	5.99		734	(28,877)	(105,484)	76,607
CDX-NAIG
Series 9 10 Year Index, 12/20/17*	5.00	5.99		842	(33,093)	(97,729)	64,636
CDX-NAIG
Series 9 10 Year Index, 12/20/17*	5.00	5.99		597	(23,467)	(87,655)	64,188
CDX-NAIG
Series 9 10 Year Index, 12/20/17*	5.00	5.99		597	(23,468)	(81,480)	58,012
CDX-NAIG
Series 9 10 Year Index, 12/20/17*	5.00	5.99		597	(23,467)	(80,394)	56,927
iTraxx Europe 9 10 Year Index, 6/20/18*	3.00	5.37	EUR	424	(59,131)	(39,880)	(19,251)
Sabre Holdings Corp.,
8.35%, 3/15/16, 6/20/16*	5.00	2.29	$	618	47,195	(39,949)	87,144
Morgan Stanley Capital Services LLC:
AK Steel Holding Corp.,
7.625%, 5/15/20, 3/20/16*	5.00	8.62		1,350	(97,417)	12,199	(109,616)
AK Steel Holding Corp.,
7.625%, 5/15/20, 6/20/18*	5.00	12.47		1,376	(331,758)	(248,538)	(83,220)
AK Steel Holding Corp.,
7.625%, 5/15/20, 6/20/18*	5.00	12.47		1,376	(331,758)	(242,212)	(89,546)
CDX-NAHY
Series 17 5 Year Index, 12/20/16*	5.00	3.23		6,336	366,080	(501,996)	868,076
CDX-NAIG
Series 19 5 Year Index, 12/20/17*	1.00	3.79		527	(62,203)	(85,049)	22,846
CDX-NAIG
Series 9 10 Year Index, 12/20/17*	5.00	5.99		708	(27,833)	(83,037)	55,204

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2012	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
UBS AG:
Goodyear Tire & Rubber Co.,
7.00%, 3/15/28, 6/20/17*	5.00%	3.22%	$	2,000	$126,116	$(134,780)	$260,896
Levi Strauss & Co.,
8.875%, 4/01/16, 6/20/17*	5.00	2.37		1,900	186,248	(90,927)	277,175
SLM Corp.,
6.25%, 1/25/16, 6/20/17*	5.00	2.96		2,500	188,751	(50,791)	239,542

					$2,330,104	$(5,987,008)	$8,317,112

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000’s)	Currency	Interest Rate		Maturity	U.S. $ Value at December 31, 2012
Barclays Capital Inc.†	1,311	USD	(5.75	)%*	—	$1,310,372
Barclays Capital Inc.†	941	USD	(1.75	)%*	—	939,860
Barclays Capital Inc.†	2,781	USD	(1.63	)%*	—	2,779,492
Barclays Capital Inc.†	334	USD	(1.63	)%*	—	333,435
Barclays Capital Inc.†	849	USD	(1.50	)%*	—	848,894
Barclays Capital Inc.†	521	USD	(1.25	)%*	—	520,247
Barclays Capital Inc.†	1,518	USD	(1.00	)%*	—	1,514,801
Barclays Capital Inc.†	1,183	USD	(1.00	)%*	—	1,180,893
Barclays Capital Inc.†	534	USD	(0.88	)%*	—	533,568
Barclays Capital Inc.†	239	USD	(0.75	)%*	—	238,430
Barclays Capital Inc.†	2,363	USD	(0.50	)%*	—	2,362,041
Barclays Capital Inc.†	628	USD	(0.38	)%*	—	627,408
Barclays Capital Inc.†	1,407	USD	(0.15	)%*	—	1,406,918
Barclays Capital Inc.†	1,135	USD	(0.15	)%*	—	1,134,816
Barclays Capital Inc.†	2,145	USD	(0.05	)%*	—	2,144,425
Barclays Capital Inc.†	1,663	USD	0.00%		—	1,663,440
Credit Suisse Securities†	260	USD	(4.00	)%*	—	259,638
Credit Suisse Securities†	781	USD	(2.75	)%*	—	780,392
Credit Suisse Securities†	1,422	USD	(2.50	)%*	—	1,421,312
Credit Suisse Securities†	1,294	USD	(1.50	)%*	—	1,293,427
Credit Suisse Securities†	6,853	USD	(1.00	)%*	—	6,851,858
Credit Suisse Securities†	908	USD	(1.00	)%*	—	907,947
Credit Suisse Securities†	743	USD	(0.75	)%*	—	742,689
Credit Suisse Securities†	663	USD	(0.50	)%*	—	663,195
Credit Suisse Securities†	590	USD	(0.50	)%*	—	589,451
Credit Suisse Securities†	676	USD	(0.38	)%*	—	675,430
Credit Suisse Securities†	1,788	USD	(0.25	)%*	—	1,787,426
Credit Suisse Securities†	963	USD	(0.25	)%*	—	962,460
Credit Suisse Securities†	929	USD	(0.25	)%*	—	928,695
Credit Suisse Securities†	568	USD	(0.25	)%*	—	567,553
Credit Suisse Securities†	463	USD	(0.25	)%*	—	462,481
Credit Suisse Securities†	251	USD	(0.25	)%*	—	251,240

Broker	Principal Amount (000’s)	Currency	Interest Rate		Maturity	U.S. $ Value at December 31, 2012
Credit Suisse Securities†	2,484	USD	(0.15	)%*	—	$2,483,803
Credit Suisse Securities†	2,661	USD	(0.10	)%*	—	2,660,819
Credit Suisse Securities†	1,694	USD	(0.10	)%*	—	1,694,297
Credit Suisse Securities†	6,046	USD	0.00%		—	6,046,085
Credit Suisse Securities†	5,206	USD	0.00%		—	5,206,331
Credit Suisse Securities†	1,652	USD	0.00%		—	1,652,430
Credit Suisse Securities†	1,428	USD	0.00%		—	1,428,000
Credit Suisse Securities†	1,338	USD	0.00%		—	1,338,000
Credit Suisse Securities†	1,102	USD	0.00%		—	1,101,638
Credit Suisse Securities†	1,007	USD	0.00%		—	1,007,285
Credit Suisse Securities†	697	USD	0.00%		—	696,875
Credit Suisse Securities†	314	USD	0.00%		—	313,500
Credit Suisse Securities†	213	USD	0.00%		—	212,500
Credit Suisse Securities†	182	USD	0.00%		—	182,448
Credit Suisse Securities†	145	USD	0.00%		—	144,956
Credit Suisse Securities†	1,574	USD	0.06%		—	1,574,001
Deutsche Bank Securities, Inc.†	1,384	USD	(1.00	)%*	—	1,383,127
Deutsche Bank Securities, Inc.†	3,180	USD	0.00%		—	3,180,000
Euroclear Bank SA†	765	USD	(0.25	)%*	—	764,973
Euroclear Bank SA†	875	USD	(0.15	)%*	—	874,923
HSBC	4,669	USD	0.14%		7/08/13	4,668,750
HSBC	12,039	USD	0.17%		7/11/13	12,039,219
HSBC	3,021	USD	0.18%		7/11/13	3,020,791
HSBC†	3,585	USD	0.45%		—	3,585,118
ING Bank Amsterdam†	624	USD	(4.88	)%*	—	616,776
ING Bank Amsterdam†	135	USD	(4.88	)%*	—	133,635
ING Bank Amsterdam†	217	USD	(2.25	)%*	—	216,809
ING Bank Amsterdam†	1,633	USD	(2.00	)%*	—	1,630,091
ING Bank Amsterdam†	927	USD	(2.00	)%*	—	925,969
ING Bank Amsterdam†	665	USD	(1.75	)%*	—	665,334
ING Bank Amsterdam†	594	USD	(1.38	)%*	—	593,402
ING Bank Amsterdam†	196	USD	(1.38	)%*	—	195,685
ING Bank Amsterdam†	936	USD	(0.75	)%*	—	935,902
ING Bank Amsterdam†	616	USD	(0.55	)%*	—	615,736
ING Bank Amsterdam†	2,560	USD	(0.38	)%*	—	2,559,867
ING Bank Amsterdam†	639	USD	(0.25	)%*	—	638,372
JPMorgan Chase Bank†	1,067	EUR	(0.50	)%*	—	1,387,882
JPMorgan Chase Bank†	10,470	USD	(0.15	)%*	—	10,469,433
JPMorgan Chase Bank†	3,194	USD	0.00%		—	3,193,625
JPMorgan Chase Bank	16,733	USD	0.17%		7/22/13	16,738,125

						$137,460,746

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2013
*	Interest payment due from counterparty.

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $134,259,023.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the aggregate market value of these securities amounted to $524,210,026 or 40.1% of net assets.
(c)	Variable rate coupon, rate shown as of June 30, 2013.
(d)	Pay-In-Kind Payments (PIK).
(e)	Security is in default and is non-income producing.
(f)	Illiquid security.

(g)	Defaulted.
(h)	Non-income producing security.
(i)	Fair valued by the Adviser.
(j)	Floating Rate Security. Stated interest rate was in effect at June 30, 2013.
(k)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2013.
(l)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.33% of net assets as of June 30, 2013, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Alion Science and Technology Corp.	6/20/10	$0	$0	0.00%
European Media Capital SA
10.00%, 2/01/15	8/18/10	1,435,027	1,363,276	0.10%
European Media Capital SA
10.00%, 2/01/15	8/18/10	139,198	132,238	0.01%
IIRSA Norte Finance Ltd.
8.75%, 5/30/24	8/11/06	2,489,768	2,834,011	0.22%

(m)	IO - Interest Only
(n)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $2,861,259.
(o)	This position or a portion of this position represents an unsettled loan purchase. At June 30, 2013, the market value and unrealized loss of these unsettled loan purchases amounted to $7,782,517 and $27,663, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(p)	Restricted and illiquid security.
(q)	One contract relates to 100 shares.
(r)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(s)	As of June 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $94,208,954 and gross unrealized depreciation of investments was $(31,873,779), resulting in net unrealized appreciation of $62,335,175.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of June 30, 2013, the fund’s total exposure to subprime investments was 7.64% of net assets. These investments are valued in accordance with the fund’s Valuation Policies (see Note A for additional details).

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CRC	-	Costa Rican Colon
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NGN	-	Nigerian Naira

PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
RUB	-	Russian Ruble
TRY	-	Turkish Lira
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
ETF	-	Exchange-Traded Fund
GO	-	General Obligation
JSFC	-	Joint Stock Financial Corporation
MBIA	-	MBIA Insurance Corporation
MTN	-	Medium Term Note
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits

Country Breakdown*

June 30, 2013 (unaudited)

64.2%	United States
4.1%	United Kingdom
3.4%	Brazil
3.2%	Russia
1.6%	Luxembourg
1.5%	Argentina
1.4%	Canada
1.3%	Dominican Republic
1.2%	Netherlands
1.0%	Germany
0.9%	France
0.9%	South Africa
0.8%	Switzerland
12.2%	Other
2.3%	Short-Term

100.0%

*	All data are as of June 30, 2013. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.8% or less in the following countries: Australia, Austria, Barbados, Belgium, Bermuda, Chile, China, Colombia, Costa Rica, Croatia, Czech Republic, Denmark, El Salvador, Ghana, Greece, Hong Kong, India, Indonesia, Ireland, Italy, Ivory Coast, Jamaica, Japan, Kazakhstan, Mexico, Nigeria, Norway, Peru, Philippines, Portugal, Serbia, Singapore, Spain, Supranational, Sweden, Trinidad & Tobago, Turkey, Ukraine, United Arab Emirates, Uruguay and Virgin Islands (BVI).

AllianceBernstein Global High Income Fund

June 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

Investments in Securities	Level 1		Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grades	$490,000		$767,103,692		$11,704,142		$779,297,834
Corporates - Investment Grades	1,288,040		98,336,187		274,975		99,899,202
Collateralized Mortgage Obligations	– 0	–	– 0	–	89,012,212		89,012,212
Governments - Treasuries	– 0	–	72,152,341		– 0	–	72,152,341
Bank Loans	– 0	–	– 0	–	65,282,517		65,282,517

Investments in Securities	Level 1		Level 2		Level 3		Total
Emerging Markets - Corporate Bonds	– 0	–	60,306,252		2,771,099		63,077,351
Emerging Markets - Sovereigns	– 0	–	53,811,284		628,893		54,440,177
Commercial Mortgage-Backed Securities	– 0	–	– 0	–	34,534,623		34,534,623
Quasi-Sovereigns	– 0	–	30,202,242		– 0	–	30,202,242
Preferred Stocks	10,192,446		13,182,685		– 0	–	23,375,131
Emerging Markets - Treasuries	– 0	–	1,120,110		13,826,574		14,946,684
Local Governments - Municipal Bonds	– 0	–	13,708,140		– 0	–	13,708,140
Governments - Sovereign Agencies	– 0	–	12,922,634		– 0	–	12,922,634
Asset-Backed Securities	– 0	–	– 0	–	10,792,595		10,792,595
Governments - Sovereign Bonds	– 0	–	8,065,130		1,232,933		9,298,063
Local Governments - Regional Bonds	– 0	–	6,847,729		– 0	–	6,847,729
Inflation-Linked Securities	– 0	–	3,516,349		– 0	–	3,516,349
Common Stocks	– 0	–	– 0	–	2,795,792		2,795,792
Supranationals	– 0	–	1,790,977		– 0	–	1,790,977
Options Purchased - Puts	– 0	–	1,142,848		– 0	–	1,142,848
Warrants	– 0	–	– 0	–	– 0	–#	– 0	–
Short-Term Investments:
Investment Companies	16,898,411		– 0	–	– 0	–	16,898,411
Repurchase Agreements	– 0	–	15,660,000		– 0	–	15,660,000

Total Investments in Securities	28,868,897		1,159,868,600		232,856,355		1,421,593,852
Other Financial Instruments*:

Assets
Credit Default Swaps	– 0	–	9,832,368		– 0	–	9,832,368
Interest Rate Swaps	– 0	–	3,386,814		– 0	–	3,386,814
Centrally Cleared Swaps	– 0	–	63,576		– 0	–	63,576
Forward Currency Exchange Contracts	– 0	–	6,628,404		– 0	–	6,628,404

Liabilities
Credit Default Swaps	– 0	–	(1,515,256)		– 0	–	(1,515,256)
Interest Rate Swaps	– 0	–	(119,399)		– 0	–	(119,399)
Futures	(2,004,126)		– 0	–	– 0	–	(2,004,126)
Forward Currency Exchange Contracts	– 0	–	(3,484,145)		– 0	–	(3,484,145)
Written Options	– 0	–	(2,337,789)		– 0	–	(2,337,789)

Total^	$26,864,771		$1,172,323,173		$232,856,355		$1,432,044,299

#	The Fund held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grades		Corporates - Investment Grades		Collateralized Mortgage Obligations		Bank Loans
Balance as of 3/31/13	$8,076,700		– 0	–	$89,505,183		$45,160,948
Accrued discounts/ (premiums)	96,702		– 0	–	242,448		98,191
Realized gain (loss)	(1,546,387)		– 0	–	869,141		66,348
Change in unrealized appreciation/depreciation	1,473,620		(3,594)		(2,175,487)		(232,260)
Purchases	4,844,097		278,569		4,618,222		30,241,494
Sales	(1,240,590)		– 0	–	(4,047,295)		(10,052,204)
Reclassification	– 0	–	– 0	–	– 0	–	– 0	–
Transfers into Level 3^	– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 6/30/13	$11,704,142		$274,975		$89,012,212		$65,282,517

Net change in unrealized appreciation/depreciation from investments held as of 6/30/13	$(191,563)		$(3,594)		$(1,572,691)		$8,252

	Emerging Markets - Corporate Bonds		Emerging Markets - Sovereigns		Commercial Mortgage - Backed Securities		Emerging Markets - Treasuries
Balance as of 3/31/13	$1,387,669		– 0	–	$39,622,438		$14,464,410
Accrued discounts/ (premiums)	(2,107)		(1,424)		53,251		(16,720)
Realized gain (loss)	(4,570)		– 0	–	570,579
Change in unrealized appreciation/depreciation	(27,349)		(62,575)		(1,715,818)		(621,116)
Purchases	– 0	–	– 0	–	– 0	–	– 0	–
Sales	(94,066)		– 0	–	(3,995,827)		– 0	–
Reclassification	– 0	–	692,892		– 0	–	– 0	–
Transfers into Level 3^	1,511,522		– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 6/30/13	$2,771,099		$628,893		$34,534,623		$13,826,574

Net change in unrealized appreciation/depreciation from investments held as of 6/30/13	$(27,682)		$(62,575)		$(1,197,791)		$(621,115)

	Asset-Backed Securities		Governments - Sovereign Bonds		Common Stocks		Warrants
Balance as of 3/31/13	$11,359,557		$2,061,366		$3,419,181			$56,160
Accrued discounts/(premiums)	49,059		12,770		– 0	–		– 0	–
Realized gain (loss)	125,717		– 0	–	100,585			5,400
Change in unrealized appreciation/depreciation	(332,216)		(148,311)		(174,129)			(56,160)
Purchases	– 0	–	– 0	–	72,675			– 0	–
Sales	(409,522)		– 0	–	(622,520)			(5,400)
Reclassification	– 0	–	(692,892)		– 0	–		– 0	–
Transfers into Level 3^	– 0	–	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–		– 0	–

Balance as of 6/30/13	$10,792,595		$1,232,933		$2,795,792		$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 6/30/13	$(253,964)		$(148,311)		$47,429		$	– 0	–

	Total
Balance as of 3/31/13	$215,113,612
Accrued discounts/(premiums)	$532,170
Realized gain (loss)	186,813
Change in unrealized appreciation/depreciation	(4,075,395)
Purchases	40,055,057
Sales	(20,467,424)
Reclassification	—
Transfers into Level 3^	1,511,522
Transfers out of Level 3	– 0	–

Balance as of 6/30/13	$232,856,355

Net change in unrealized appreciation/depreciation from investments held as of 6/30/13	$(4,023,605)

^ There were de minimis transfers under 1% of net assets during the reporting period

	Fair Value at 6/30/2013	Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates - Non-Investment Grades	$11,704,141	Third Party Vendor	Evaluated Quotes	$1.25-$103.5/$92.30
	1	Qualitative Assessment		$0.00/N/A
Corporates - Investment Grades	274,975	Third Party Vendor	Evaluated Quotes	$66.26/N/A
Collateralized Mortgage Obligations	89,012,212	Third Party Vendor	Evaluated Quotes	$10.22-$159.15/$80.20
Bank Loans	60,320,017	Third Party Vendor	Vendor Quotes	$86.5-$102.38/$99.81
	4,962,500	Qualitative Assessment	Trade Price	$99.25/N/A
Emerging Markets - Corporate Bonds	1,495,514	Indicative Market Quotations	Broker Quote	$95/N/A
	1,275,585	Third Party Vendor	Evaluated Quotes	$105.78/N/A
Emerging Markets - Sovereigns	628,893	Indicative Market Quotations	Broker Quote	$0.64/N/A
Commercial Mortgage - Backed Securities	34,534,623	Third Party Vendor	Evaluated Quotes	$93.64-$110.26/$103.83
Emerging Markets - Treasuries	13,826,574	Indicative Market Quotations	Broker Quote	$0.20-$3.14/$1.69
Asset-Backed Securities	10,792,595	Third Party Vendor	Evaluated Quotes	$55.83-$94.50/$75.43
Governments - Sovereign Bonds	1,232,933	Indicative Market Quotations	Broker Quote	$0.64/N/A
Common Stocks	1,445,821	Indicative Market Quotations	Broker Quote	$2.50-$24,225/$1,973.31
	1,349,971	Modeling Tool		$10.88-$3,628.47/$516.50
	0	Qualitative Assessment		$0.00/N/A
Warrants	0	Qualitative Assessment		$0.00/N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AllianceBernstein Global High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 22, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 22, 2013